UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07972

Exact name of registrant as specified in charter:
Delaware Group® Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Diversified Income Fund

April 30, 2009

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Security type and credit quality breakdown	3

Statement of net assets	5

Statement of operations	54

Statements of changes in net assets	56

Financial highlights	58

Notes to financial statements	68

About the organization	82

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2008 to April 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 to April 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/08	4/30/09	Expense Ratio	11/1/08 to 4/30/09*
Actual Fund return
Class A	$1,000.00	$1,088.60	0.99%	$5.13
Class B	1,000.00	1,084.70	1.74%	8.99
Class C	1,000.00	1,084.60	1.74%	8.99
Class R	1,000.00	1,087.20	1.24%	6.42
Institutional Class	1,000.00	1,089.80	0.74%	3.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.89	0.99%	$4.96
Class B	1,000.00	1,016.17	1.74%	8.70
Class C	1,000.00	1,016.17	1.74%	8.70
Class R	1,000.00	1,018.65	1.24%	6.21
Institutional Class	1,000.00	1,021.12	0.74%	3.71

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type and credit quality breakdown
Delaware Diversified Income Fund	As of April 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.81%
Agency Mortgage-Backed Securities	9.38%
Agency Obligations	2.02%
Commercial Mortgage-Backed Securities	3.65%
Convertible Bonds	0.99%
Corporate Bonds	48.07%
Banking	4.73%
Basic Industry	3.01%
Brokerage	2.52%
Capital Goods	2.59%
Communications	9.02%
Consumer Cyclical	4.58%
Consumer Non-Cyclical	9.37%
Electric	2.43%
Energy	3.94%
Financials	1.92%
Industrials	0.08%
Insurance	1.79%
Natural Gas	0.29%
Real Estate	0.11%
Technology	1.19%
Transportation	0.50%
Foreign Agencies	1.23%
Municipal Bonds	1.57%
Non-Agency Asset-Backed Securities	5.96%
Non-Agency Collateralized Mortgage Obligations	4.53%
Regional Agencies	0.22%
Senior Secured Loans	4.25%
Sovereign Debt	3.95%
Supranational Banks	2.11%
U.S. Treasury Obligations	0.73%

Security type and credit quality breakdown
Delaware Diversified Income Fund

Security type	Percentage of net assets
Common Stock	0.06%
Convertible Preferred Stock	0.21%
Preferred Stock	0.39%
Warrants	0.00%
Repurchase Agreement	9.90%
Securities Lending Collateral	4.83%
Total Value of Securities	106.88%
Obligation to Return Securities Lending Collateral	(5.18%)
Liabilities Net of Receivables and Other Assets	(1.70%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	41.46%
AA	4.70%
A	15.90%
BBB	16.66%
BB	9.56%
B	8.40%
CCC	2.54%
C	0.08%
D	0.37%
Not Rated	0.33%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statement of net assets
Delaware Diversified Income Fund	April 30, 2009 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	888,216	$628,568
• Fannie Mae Whole Loan Series
2002-W11 AV1 0.778% 11/25/32		32,110	26,461
Total Agency Asset-Backed Securities
(cost $888,789)			655,029

Agency Collateralized Mortgage Obligations – 2.81%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,181	2,392
Series 1996-46 ZA 7.50% 11/25/26		394,181	428,400
Series 2001-50 BA 7.00% 10/25/41		210,959	227,176
Series 2002-83 GH 5.00% 12/25/17		460,000	486,864
Series 2002-90 A2 6.50% 11/25/42		442,644	456,202
•Series 2002-W1 2A 7.50% 2/25/42		31,150	33,710
Series 2003-106 WE 4.50% 11/25/22		11,400,000	11,782,553
Series 2003-122 AJ 4.50% 2/25/28		674,179	687,814
Series 2005-110 MB 5.50% 9/25/35		4,709,755	4,878,818
•Series 2006-M2 A2F 5.259% 5/25/20		705,000	745,575
•Series G-9 FA 1.369% 4/25/21		2,311	2,307
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		32,669	34,782
Series 2001-T8 A2 9.50% 7/25/41		117,750	127,966
Series 2002-T4 A3 7.50% 12/25/41		340,011	366,256
Series 2002-T19 A1 6.50% 7/25/42		221,041	234,718
Series 2004-T1 1A2 6.50% 1/25/44		160,388	167,505
Fannie Mae Interest Strip
Series 265 2 9.00% 3/1/24		18,934	21,447
Fannie Mae Whole Loan
Series 2002-W6 2A 7.50% 6/25/42		61,940	67,030
Series 2003-W1 2A 7.50% 12/25/42		28,362	30,693
Series 2003-W10 1A4 4.505% 6/25/43		50,000	50,672
Series 2003-W15 2A7 5.55% 8/25/43		29,630	30,250
Series 2004-W9 2A1 6.50% 2/25/44		547,678	571,982
Series 2004-W11 1A2 6.50% 5/25/44		727,395	759,673
Freddie Mac
Series 1730 Z 7.00% 5/15/24		608,343	634,511
Series 2326 ZQ 6.50% 6/15/31		1,653,271	1,773,599

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac (continued)
	Series 2541 JB 5.00% 2/15/16	USD	188,830	$191,132
	Series 2549 TE 5.00% 9/15/17		3,344	3,372
	Series 2557 WE 5.00% 1/15/18		4,166,000	4,416,949
	Series 2598 QD 5.50% 4/15/32		2,450,000	2,554,536
	Series 2621 QH 5.00% 5/15/33		35,000	35,775
	Series 2622 PE 4.50% 5/15/18		8,300,000	8,625,276
	Series 2624 QH 5.00% 6/15/33		40,000	40,895
	Series 2662 MA 4.50% 10/15/31		1,273,508	1,313,929
	Series 2687 PG 5.50% 3/15/32		2,750,000	2,868,528
	Series 2694 QG 4.50% 1/15/29		2,695,000	2,798,837
	Series 2717 MH 4.50% 12/15/18		125,000	129,431
	Series 2762 LG 5.00% 9/15/32		9,050,000	9,494,266
	Series 2809 DB 4.50% 7/15/17		2,018,000	2,091,290
	Series 2809 DC 4.50% 6/15/19		3,135,709	3,254,744
	Series 2872 GC 5.00% 11/15/29		2,415,000	2,524,665
	Series 2890 PC 5.00% 7/15/30		2,175,000	2,274,932
	Series 2915 KP 5.00% 11/15/29		2,852,000	2,983,825
	Series 3022 MB 5.00% 12/15/28		1,745,000	1,812,912
	Series 3063 PC 5.00% 2/15/29		6,714,000	6,976,959
	Series 3113 QA 5.00% 11/15/25		2,996,120	3,061,062
	Series 3123 HT 5.00% 3/15/26		50,000	51,142
	Series 3128 BC 5.00% 10/15/27		8,050,000	8,332,607
	Series 3131 MC 5.50% 4/15/33		2,075,000	2,168,159
	Series 3150 EQ 5.00% 5/15/26		45,000	45,873
	Series 3154 PJ 5.50% 3/15/27		3,363,017	3,421,316
	Series 3171 MG 6.00% 8/15/34		4,000,000	4,243,386
	Series 3173 PE 6.00% 4/15/35		1,020,000	1,084,563
	Series 3337 PB 5.50% 7/15/30		2,690,000	2,778,247
	Series 3416 GK 4.00% 7/15/22		807,003	828,892
•	Freddie Mac Strip Series 19 F 3.445% 6/1/28		15,341	12,480
w	Freddie Mac Structured
	Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		162,221	174,743
	Series T-54 2A 6.50% 2/25/43		45,021	46,793
	Series T-58 2A 6.50% 9/25/43		1,077,683	1,125,169
	•Series T-60 1A4C 5.395% 3/25/44		25,892	27,559

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2002-28 B 5.779% 7/16/24	USD	26,404	$27,081
•Series 2003-78 B 5.11% 10/16/27		60,000	62,624
• Vendee Mortgage Trust Series 2000-1 1A
6.811% 1/15/30		11,521	12,144
Total Agency Collateralized Mortgage
Obligations (cost $102,491,312)			106,498,988

Agency Mortgage-Backed Securities – 9.38%
Fannie Mae
4.00% 9/1/13		8,191	8,336
5.50% 5/15/09		1,073	1,077
5.50% 1/1/13		1,223,616	1,237,752
6.47% 6/1/09		4,338	4,333
6.50% 8/1/17		418,493	441,609
7.00% 11/15/16		330,256	348,903
• Fannie Mae ARM
3.913% 6/1/34		303,571	304,839
4.377% 6/1/34		4,253	4,295
4.526% 8/1/34		15,650	15,909
4.53% 11/1/24		4,393	4,421
4.719% 12/1/33		7,690	7,791
4.752% 11/1/32		1,063	1,079
4.797% 11/1/35		432,268	444,713
4.913% 7/1/33		213,435	214,835
4.925% 7/1/32		853	860
5.026% 11/1/33		1,912,105	1,951,081
5.041% 10/1/33		285,147	290,117
5.046% 8/1/35		1,232,014	1,282,450
5.082% 5/1/36		1,503,588	1,527,758
5.112% 1/1/36		467,494	483,824
5.135% 11/1/35		2,586,661	2,673,179
5.148% 3/1/38		83,671	86,357
5.154% 9/1/38		1,198,769	1,242,537
5.402% 4/1/36		2,166,760	2,256,778
5.547% 6/1/37		52,209	54,413
5.714% 4/1/37		7,442,415	7,780,260
5.855% 4/1/36		1,263,289	1,311,404

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM (continued)
	5.927% 8/1/37	USD	3,680,992	$3,852,491
	6.138% 6/1/36		646,613	676,016
	6.156% 7/1/36		500,602	523,334
	6.287% 7/1/36		18,930	19,680
	6.313% 4/1/36		6,418	6,667
	6.324% 8/1/36		341,711	356,564
	Fannie Mae Balloon 7 yr
	4.00% 6/1/10		62,772	64,386
	4.50% 6/1/10		57,559	59,211
	4.50% 12/1/10		2,964	3,049
	Fannie Mae FHAVA 8.75% 8/1/09		15	15
	Fannie Mae Relocation 15 yr 4.00% 9/1/20		1,779,243	1,749,177
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35		20,176	18,629
	5.00% 9/1/33		689,060	693,053
	5.00% 11/1/33		829,185	833,990
	5.00% 1/1/34		268,044	269,565
	5.00% 8/1/34		387,863	389,309
	5.00% 11/1/34		493,099	494,938
	5.00% 4/1/35		1,352,310	1,355,141
	5.00% 10/1/35		1,047,367	1,049,559
	5.00% 1/1/36		2,037,850	2,042,115
	Fannie Mae S.F. 15 yr
	4.00% 5/1/19		11,740	11,979
	4.50% 6/1/23		14,913,052	15,340,964
	5.00% 9/1/20		15,664	16,258
	5.00% 5/1/21		2,198,629	2,287,519
	5.50% 4/1/23		496,871	517,630
	5.50% 6/1/23		437,757	456,046
	6.00% 9/1/21		14,429,938	15,162,426
	6.00% 8/1/22		254,380	267,293
	8.50% 2/1/10		2,864	2,917
	Fannie Mae S.F. 20 yr 5.00% 8/1/28		8,299,228	8,564,747
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39		5,506,253	5,609,572
	5.00% 6/1/35		31,504	32,472
	5.00% 7/1/35		48,253	49,736
	5.00% 9/1/35		2,135,618	2,201,228

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	5.00% 12/1/36	USD	22,771,661	$23,471,251
	5.00% 12/1/37		3,095,263	3,186,796
	5.00% 1/1/38		5,843,209	6,016,005
	5.00% 2/1/38		2,490,749	2,564,405
	6.00% 10/1/33		4,242	4,471
	6.00% 6/1/35		19,009	19,926
	6.00% 6/1/38		573,376	600,007
	6.50% 3/1/36		5,477,696	5,811,582
	6.50% 9/1/36		714,980	758,561
	6.50% 11/1/36		4,910,894	5,210,231
	6.50% 2/1/37		2,272,327	2,410,834
	6.50% 8/1/37		398,469	422,735
	6.50% 9/1/37		9,577,446	10,160,687
	6.50%10/1/37		7,327,851	7,774,098
	6.50% 11/1/37		7,509,932	7,967,267
	6.50% 5/1/38		1,592,739	1,689,732
	7.00% 8/1/32		224,058	241,570
	7.00% 9/1/32		144,264	155,539
	7.00% 2/1/36		91,592	98,093
	7.00% 12/1/37		134,882	144,435
	7.50% 1/1/31		4,518	4,920
	7.50% 3/1/32		51,694	56,032
	7.50% 4/1/32		53,042	57,492
	7.50% 6/1/34		50,404	54,372
	7.50% 10/1/34		53,652	58,418
	Fannie Mae S.F. 30 yr TBA 4.50% 5/1/39		55,925,000	56,903,687
	Freddie Mac 7.00% 2/1/14		5,513	5,801
•	Freddie Mac ARM
	4.406% 12/1/33		582,649	590,341
	4.527% 5/1/35		381,795	386,459
	5.061% 12/1/33		132,663	136,211
	5.096% 3/1/36		306,160	313,425
	5.239% 4/1/34		62,455	64,144
	5.325% 4/1/33		4,541	4,556
	5.675% 7/1/36		1,576,038	1,637,525
	5.771% 8/1/37		57,084	58,790
	5.817% 10/1/36		496,551	516,408
	6.114% 10/1/37		83,699	87,629
	6.335% 2/1/37		3,973,640	4,164,321

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac Balloon 7 yr 3.00% 8/1/10	USD	327,176	$328,232
	Freddie Mac Relocation 15 yr 3.50% 10/1/18		272,209	262,466
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		2,173,879	2,186,155
	6.50% 10/1/30		1,421	1,531
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14		87,157	88,812
	4.50% 5/1/20		5,105,357	5,267,293
	5.00% 6/1/18		1,908,973	1,985,071
	5.00% 4/1/20		2,596,661	2,700,020
	5.50% 7/1/14		5,440	5,631
	Freddie Mac S.F. 30 yr
	4.50% 10/1/35		4,468,347	4,548,830
	*5.00% 7/1/38		12,701,304	13,068,969
	6.50% 10/1/32		5,419	5,801
	6.50% 12/1/37		18,083,178	19,178,746
	6.50% 1/1/38		613,365	650,526
	6.50% 8/1/38		3,835,369	4,067,734
	7.00% 11/1/33		668,315	716,859
	Freddie Mac S.F. 30 yr TBA
	4.00% 6/1/39		24,675,000	24,576,681
	5.00% 5/1/39		35,125,000	36,101,896
	GNMA I S.F. 15 yr 6.50% 7/15/09		8	8
	GNMA I S.F. 30 yr
	7.00% 5/15/28		297,239	318,774
	7.00% 12/15/34		5,983,022	6,383,875
	7.50% 10/15/30		3,909	4,218
	7.50% 2/15/32		971	1,048
	9.50% 9/15/17		6,049	6,623
	10.00% 7/15/17		4,266	4,659
Total Agency Mortgage-Backed Securities
	(cost $347,043,595)			355,227,800

Agency Obligations – 2.02%
^	Fannie Mae 6.31% 10/9/19		660,000	337,525
*	Federal Home Loan Bank System
	3.625% 10/18/13		4,265,000	4,469,315

		Principal amount°		Value (U.S. $)
Agency Obligations (continued)
^	Financing Corporation Interest Strip
	CPN 4.52% 2/8/16	USD	1,000,000	$766,734
	CPN 5.192% 10/6/15		1,140,000	896,015
	CPN 5.259% 5/30/16		385,000	288,004
	CPN 1 5.283% 5/11/15		1,270,000	1,021,361
	CPN 4 5.213% 10/6/15		640,000	503,026
	CPN A 5.098% 8/8/15		480,000	381,233
	CPN A 5.099% 2/8/15		480,000	391,013
	CPN A 5.112% 2/8/14		500,000	424,390
	CPN C 5.099% 5/30/15		25,000	20,052
^	Financing Corporation Principal Strip
	5.142% 9/26/19		860,000	524,669
	Freddie Mac
	*2.125% 3/23/12		25,100,000	25,378,534
	*¥4.125% 12/21/12		25,000,000	26,911,249
	*4.50% 1/15/13		13,000,000	14,150,721
Total Agency Obligations (cost $72,872,794)				76,463,841

Commercial Mortgage-Backed Securities – 3.65%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37		5,700,000	5,073,000
	Series 2007-1A D 5.957% 4/15/37		1,190,000	981,750
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5 5.498% 6/10/39		6,545,000	6,012,012
	Series 2004-4 A4 4.502% 7/10/42		500,000	446,186
	Series 2004-5 A3 4.561% 11/10/41		20,000	17,640
	•Series 2005-1 A5 5.238% 11/10/42		2,800,000	2,487,523
	•Series 2005-6 AM 5.351% 9/10/47		3,040,000	1,824,295
	Series 2006-4 A4 5.634% 7/10/46		6,680,000	5,446,728
	•Series 2007-3 A4 5.837% 6/10/49		4,560,000	3,440,969
	Bear Stearns Commercial
	Mortgage Securities
	@#Series 2004-ESA E 144A 5.064% 5/14/16		1,355,000	1,356,732
	•Series 2005-PW10 A4 5.405% 12/11/40		4,250,000	3,775,138
	•Series 2005-T20 A4A 5.299% 10/12/42		4,000,000	3,484,354
	•Series 2006-PW12 A4 5.902% 9/11/38		5,600,000	4,826,549

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial
	Mortgage Securities (continued)
	Series 2006-PW14 A4 5.201% 12/11/38	USD	1,450,000	$1,204,111
	•Series 2007-PW16 A4 5.909% 6/11/40		8,100,000	6,711,727
	•Series 2007-T28 A4 5.742% 9/11/42		3,755,000	3,094,690
w	Commercial Mortgage Pass
	Through Certificates
	•#Series 2001-J1A A2 144A 6.457% 2/14/34		2,144,255	2,163,010
	Series 2006-C7 A2 5.69% 6/10/46		1,075,000	1,002,607
•#	Credit Suisse First Boston Mortgage
	Securities Series 2001-SPGA A2 144A
	6.515% 8/13/18		1,250,000	1,086,600
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.681% 2/15/39		640,000	574,937
#	Crown Castle Towers 144A
	•Series 2005-1A AFL 0.831% 6/15/35		1,510,000	1,426,950
	Series 2005-1A C 5.074% 6/15/35		700,000	658,000
	Series 2006-1A B 5.362% 11/15/36		3,610,000	3,321,200
•	DLJ Commercial Mortgage Series 1999-CG3
	A3 7.73% 10/10/32		1,210,000	1,219,021
	First Union National Bank-Bank of America
	Commercial Mortgage Trust
	Series 2001-C1 C 6.403% 3/15/33		30,000	27,680
	General Electric Capital Commercial
	Mortgage Series 2002-1A A3
	6.269% 12/10/35		4,170,000	4,192,323
•	GMAC Commercial Mortgage Securities
	Series 1999-C3 A2 7.179% 8/15/36		1,307,744	1,311,561
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38		59,399	59,076
	•Series 2004-GG2 A5 5.279% 8/10/38		500,000	434,703
	Series 2005-GG4 A4 4.761% 7/10/39		2,870,000	2,261,975
	@•#Series 2006-RR3 A1S 144A
	5.761% 7/18/56		160,000	30,400
	Greenwich Capital Commercial Funding
	Series 2004-GG1 A3 4.344% 6/1/36		488,702	487,961
	•Series 2004-GG1 A7 5.317% 6/10/36		4,990,000	4,601,277
	•Series 2005-GG5 A5 5.224% 4/1/37		5,010,000	4,306,837

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	GS Mortgage Securities Series 2004-GG2 A6
	5.396% 8/10/38	USD	6,425,000	$5,708,615
	GS Mortgage Securities II
	Series 2005-GG4 A4A 4.751% 7/10/39		5,870,000	5,035,217
	*•Series 2007-GG10 A4 5.993% 8/10/45		7,775,000	5,871,669
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37		3,055,000	2,962,703
	Series 2002-C2 A2 5.05% 12/12/34		3,145,000	3,061,151
	Series 2003-C1 A2 4.985% 1/12/37		1,690,000	1,582,268
	•Series 2005-LDP5 A4 5.344% 12/15/44		8,070,000	6,961,574
	Series 2006-LDP9 A2 5.134% 5/15/47		5,975,000	4,456,116
	Lehman Brothers-UBS Commercial
	Mortgage Trust
	Series 2001-C2 A1 6.27% 6/15/20		4,239	4,245
	Series 2002-C1 A4 6.462% 3/15/31		1,170,000	1,188,757
	Series 2003-C8 A2 4.207% 11/15/27		47,110	46,628
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		400,000	379,334
	•Series 2005-CKI1 A6 5.415% 11/12/37		1,600,000	1,416,632
	•Series 2006-C1 ASB 5.84% 5/12/39		605,000	562,867
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust Series 2007-5 A1
	4.275% 8/12/48		480,554	468,167
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31		455,000	386,750
	Series 2004-T15 A4 5.27% 6/13/41		1,255,000	1,131,228
	Series 2006-HQ9 A4 5.731% 7/12/44		8,340,000	6,962,092
	Series 2007-IQ14 A4 5.692% 4/15/49		1,595,000	1,087,752
	Series 2007-T27 A4 5.803% 6/11/42		6,593,500	5,607,132
•#	Morgan Stanley Dean Witter Capital I Series
	2001-TOP1 E 144A 7.591% 2/15/33		185,000	126,432
#	SBA Commercial Mortgage Securities
	Trust Series 2006-1A B 144A
	5.451% 11/15/36		400,000	361,200
@#	Tower Series 2006-1 C 144A
	5.707% 2/15/36		995,000	1,029,825

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Wachovia Bank Commercial Mortgage Trust
	•Series 2005-C20 A5 5.087% 7/15/42	USD	95,000	$86,287
	Series 2006-C28 A2 5.50% 10/15/48		2,840,000	2,500,136
Total Commercial Mortgage-Backed Securities
	(cost $146,071,803)			138,334,299

Convertible Bonds – 0.99%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		4,440,000	1,837,050
	Amgen 0.125% exercise price $79.84,
	expiration date 2/1/11		7,325,000	6,858,031
	DR Horton 5.875% exercise price $102.94,
	expiration date 7/1/13		20,000	17,600
#	Host Hotels & Resorts 144A 3.25%
	exercise price $16.00,
	expiration date 4/15/24		6,090,000	5,884,463
#	Leap Wireless International 144A
	4.50% exercise price $93.21,
	expiration date 7/15/14		372,000	293,415
†	Mirant (Escrow) 2.50% exercise price $67.95,
	expiration date 6/15/21		695,000	0
	National City 4.00% exercise price $482.51,
	expiration date 2/1/11		7,600,000	7,115,499
	NII Holdings 3.125% exercise price $118.32,
	expiration date 6/15/12		1,510,000	1,109,850
	Transocean
	1.50% exercise price $168.61,
	expiration date 12/15/37		5,085,000	4,519,294
	1.625% exercise price $168.61,
	expiration date 12/15/37		3,630,000	3,398,588
#	Virgin Media 144A 6.50% exercise price $19.22,
	expiration date 11/15/16		4,490,000	3,294,538
•	Wyeth 0.965% exercise price $60.09,
	expiration date 1/15/24		2,947,000	2,935,212
Total Convertible Bonds (cost $37,963,217)				37,263,540

		Principal amount°		Value (U.S. $)
Corporate Bonds – 48.07%
Banking – 4.73%
	Bank of America
	*5.125% 11/15/14	USD	1,830,000	$1,600,663
	5.30% 3/15/17		14,900,000	11,190,645
	5.65% 5/1/18		195,000	159,008
	6.00% 10/15/36		4,030,000	2,780,740
	6.10% 6/15/17		14,470,000	11,322,804
	Bank of New York Mellon
	4.95% 3/15/15		575,000	557,151
	5.125% 8/27/13		9,035,000	9,372,493
	BB&T
	4.90% 6/30/17		4,879,000	4,212,270
	5.25% 11/1/19		2,037,000	1,745,958
	6.85% 4/30/19		12,715,000	12,406,521
	BB&T Capital Trust I 5.85% 8/18/35		525,000	277,664
	BB&T Capital Trust II 6.75% 6/7/36		16,625,000	9,975,715
	Branch Banking & Trust 5.625% 9/15/16		755,000	693,138
@#	CoBank ACB 144A 7.875% 4/16/18		1,985,000	1,890,556
	Credit Suisse/New York 5.50% 5/1/14		16,000,000	16,058,352
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		26,702,000	19,574,686
	Mellon Bank 5.45% 4/1/16		3,145,000	2,934,568
	PNC Bank 6.875% 4/1/18		12,360,000	11,790,352
	PNC Funding
	5.25% 11/15/15		870,000	745,429
	5.625% 2/1/17		6,379,000	5,478,630
	Silicon Valley Bank
	5.70% 6/1/12		6,957,000	6,575,026
	6.05% 6/1/17		2,385,000	1,774,605
	U.S. Bank
	4.80% 4/15/15		2,367,000	2,303,529
	4.95% 10/30/14		805,000	800,790
•	USB Capital IX 6.189% 4/15/49		11,809,000	6,556,475
	Wachovia 5.75% 6/15/17		2,700,000	2,479,264
	Wells Fargo 5.625% 12/11/17		13,490,000	12,597,866
•	Wells Fargo Capital XIII 7.70% 12/29/49		30,477,000	19,519,786

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Zions Bancorporation
	5.50% 11/16/15	USD	915,000	$477,054
	5.65% 5/15/14		1,990,000	928,972
	6.00% 9/15/15		840,000	439,763
				179,220,473
Basic Industry – 3.01%
	ArcelorMittal 6.125% 6/1/18		17,262,000	13,933,419
	California Steel Industries 6.125% 3/15/14		1,475,000	1,135,750
@	CPG International I 10.50% 7/1/13		895,000	407,225
	Domtar
	*7.125% 8/15/15		875,000	638,750
	*7.875% 10/15/11		322,000	288,190
@#	Evraz Group 144A 9.50% 4/24/18		7,011,000	4,364,348
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15		1,829,000	1,803,632
	8.375% 4/1/17		9,465,000	9,288,856
	Georgia-Pacific
	7.70% 6/15/15		811,000	766,395
	*8.875% 5/15/31		382,000	328,520
	*9.50% 12/1/11		147,000	150,308
#	Georgia-Pacific 144A
	7.00% 1/15/15		1,190,000	1,136,450
	7.125% 1/15/17		1,428,000	1,356,600
	*8.25% 5/1/16		3,870,000	3,889,350
	Huntsman International
	*7.875% 11/15/14		1,238,000	823,270
	*8.375% 1/1/15		3,489,000	2,285,295
	Innophos 9.625% 8/15/14		2,996,000	2,531,620
@#	Innophos Holdings 144A 9.50% 4/15/12		1,045,000	736,725
	Lubrizol 8.875% 2/1/19		9,272,000	10,076,466
#	MacDermid 144A 9.50% 4/15/17		3,733,000	1,866,500
	Massey Energy 6.875% 12/15/13		9,443,000	8,097,373
	Nalco 8.875% 11/15/13		1,400,000	1,414,000
	NewPage 10.00% 5/1/12		1,765,000	838,375
	Noranda Aluminum Acquisition PIK
	6.595% 5/15/15		1,837,000	652,135
	Norske Skog Canada 8.625% 6/15/11		2,498,000	1,398,880

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
@#	Norske Skogindustrier 144A
	7.125% 10/15/33	USD	1,758,000	$773,520
=@	Port Townsend 12.431% 8/27/12		566,896	411,000
	Potash 6.50% 5/15/19		2,000,000	2,082,286
@	Potlatch 12.50% 12/1/09		2,030,000	2,116,539
	Reliance Steel & Aluminum 6.85% 11/15/36		6,395,000	3,753,117
	Rio Tinto Finance
	8.95% 5/1/14		5,570,000	5,771,194
	9.00% 5/1/19		8,125,000	8,367,718
	Rock-Tenn 9.25% 3/15/16		1,604,000	1,640,090
	Rockwood Specialties Group
	8.25% 11/15/14		1,515,000	1,325,625
#	Ryerson 144A
	•8.545% 11/1/14		1,350,000	681,750
	12.00% 11/1/15		706,000	430,660
@#	Sappi Papier Holding 144A 6.75% 6/15/12		4,033,000	2,321,108
@#	Severstal 144A 9.75% 7/29/13		1,250,000	950,000
	Southern Copper 7.50% 7/27/35		1,330,000	1,009,048
	Steel Dynamics 6.75% 4/1/15		3,204,000	2,547,180
#	Steel Dynamics 144A 7.75% 4/15/16		6,317,000	5,022,015
	United States Steel 7.00% 2/1/18		2,760,000	2,053,101
@	Vale Overseas 6.875% 11/21/36		1,330,000	1,089,904
#	Vedanta Resources 144A 9.50% 7/18/18		1,600,000	1,176,000
•	Verso Paper Holdings 4.92% 8/1/14		833,000	285,303
				114,015,590
Brokerage – 2.52%
@	AMVESCAP 4.50% 12/15/09		2,059,000	1,981,987
	Citigroup
	5.00% 9/15/14		2,620,000	1,796,531
	6.125% 8/25/36		1,340,000	794,392
	6.50% 8/19/13		14,038,000	12,822,772
	Goldman Sachs Group
	5.95% 1/18/18		7,141,000	6,638,295
	6.15% 4/1/18		19,075,000	18,022,214
	6.75% 10/1/37		4,700,000	3,592,116
	7.50% 2/15/19		17,000	17,474
*	Jefferies Group 6.45% 6/8/27		3,359,000	1,772,773
	JPMorgan Chase 6.30% 4/23/19		10,800,000	10,647,050

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	LaBranche 11.00% 5/15/12	USD	4,229,000	$3,869,535
	Lazard Group
	6.85% 6/15/17		5,397,000	4,339,361
	7.125% 5/15/15		1,650,000	1,394,626
	Morgan Stanley
	5.30% 3/1/13		8,305,000	8,089,145
	5.375% 10/15/15		13,315,000	12,000,543
	5.55% 4/27/17		6,095,000	5,346,418
	6.25% 8/9/26		2,850,000	2,346,545
				95,471,777
Capital Goods – 2.59%
	Allied Waste North America
	6.875% 6/1/17		13,962,000	13,563,719
	7.125% 5/15/16		9,935,000	9,749,522
	7.25% 3/15/15		125,000	122,644
	Anixter 10.00% 3/15/14		2,320,000	2,227,200
*	Associated Materials 9.75% 4/15/12		2,302,000	1,864,620
	Browning-Ferris Industries 7.40% 9/15/35		8,800,000	7,649,594
	Building Materials 7.75% 8/1/14		2,385,000	2,009,363
#	BWAY 144A 10.00% 4/15/14		5,020,000	4,718,800
	Casella Waste Systems 9.75% 2/1/13		3,423,000	2,995,125
	Celestica
	*7.625% 7/1/13		3,588,000	3,426,540
	7.875% 7/1/11		826,000	821,870
	Crown Americas
	7.625% 11/15/13		3,658,000	3,712,870
	7.75% 11/15/15		40,000	40,800
	Flextronics International
	*6.25% 11/15/14		1,364,000	1,241,240
	6.50% 5/15/13		15,000	14,138
*	Graham Packaging 9.875% 10/15/14		4,838,000	3,936,923
	Graphic Packaging International
	8.50% 8/15/11		2,435,000	2,392,388
	*9.50% 8/15/13		5,862,000	5,319,765
@	Intertape Polymer 8.50% 8/1/14		922,000	378,020
	L-3 Communications 6.125% 7/15/13		2,028,000	1,957,020
#	Moog 144A 7.25% 6/15/18		1,218,000	1,132,740

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Owens Brockway Glass Container
	6.75% 12/1/14	USD	2,970,000	$2,903,175
*	RBS Global/Rexnord 11.75% 8/1/16		1,876,000	1,134,980
	Solo Cup 8.50% 2/15/14		900,000	760,500
	Thermadyne Holdings 10.00% 2/1/14		2,441,000	1,608,009
	Tyco International Finance 8.50% 1/15/19		15,335,000	16,441,971
@	Vitro 12.75% 11/1/13		2,037,000	687,488
	Waste Management
	7.10% 8/1/26		5,102,000	4,554,816
	7.375% 8/1/10		110,000	112,424
	*7.375% 3/11/19		452,000	459,168
				97,937,432
Communications – 9.02%
	AT&T 6.40% 5/15/38		1,450,000	1,363,513
	AT&T Wireless 8.125% 5/1/12		18,787,000	20,773,442
‡#	Charter Communications Operating 144A
	8.00% 4/30/12		1,351,000	1,276,695
	8.375% 4/30/14		1,884,000	1,723,860
	10.875% 9/15/14		11,276,000	11,276,000
	Cincinnati Bell 7.00% 2/15/15		4,383,000	4,185,765
	Citizens Communications
	6.25% 1/15/13		1,465,000	1,399,075
	7.125% 3/15/19		5,953,000	5,268,405
	Comcast
	•1.439% 7/14/09		1,553,000	1,551,838
	4.95% 6/15/16		1,992,000	1,888,894
	5.85% 11/15/15		2,700,000	2,707,336
	6.30% 11/15/17		954,000	972,927
	6.50% 1/15/15		2,700,000	2,790,388
	6.95% 8/15/37		5,000,000	4,952,245
#	Cox Communications 144A
	6.25% 6/1/18		5,335,000	4,919,494
	8.375% 3/1/39		4,095,000	3,984,763
	Cricket Communications 9.375% 11/1/14		6,059,000	6,028,705
*	Crown Castle International 9.00% 1/15/15		5,450,000	5,586,250
	CSC Holdings
	6.75% 4/15/12		2,746,000	2,697,945

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	CSC Holdings 144A
	8.50% 4/15/14	USD	4,662,000	$4,778,550
	*8.50% 6/15/15		1,228,000	1,249,490
	Deutsche Telekom International Finance
	5.25% 7/22/13		6,805,000	6,981,113
	6.75% 8/20/18		13,990,000	14,576,712
*#	Digicel 144A 9.25% 9/1/12		2,781,000	2,628,045
#	Digicel Group 144A 8.875% 1/15/15		2,005,000	1,463,650
#	DigitalGlobe 144A 10.50% 5/1/14		1,810,000	1,828,100
	DirecTV Holdings 7.625% 5/15/16		1,180,000	1,174,100
	Echostar DBS
	6.375% 10/1/11		40,000	38,900
	7.125% 2/1/16		5,209,000	4,896,460
#	Expedia 144A 8.50% 7/1/16		1,210,000	1,125,300
	GCI 7.25% 2/15/14		1,023,000	946,275
@	Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	2,997,807
	Hughes Network Systems 9.50% 4/15/14	USD	2,734,000	2,569,960
	Inmarsat Finance 10.375% 11/15/12		11,252,000	11,589,560
	Intelsat Jackson Holdings 11.25% 6/15/16		9,918,000	10,190,745
#	Intelsat Subsidiary Holdings 144A
	8.875% 1/15/15		2,015,000	2,004,925
	Lamar Media
	*6.625% 8/15/15		2,436,000	1,924,440
	6.625% 8/15/15		1,984,000	1,527,680
	Lucent Technologies 6.45% 3/15/29		2,489,000	1,244,500
	Mediacom Capital 9.50% 1/15/13		1,245,000	1,226,325
	MetroPCS Wireless 9.25% 11/1/14		9,086,000	9,142,788
#	MetroPCS Wireless 144A 9.25% 11/1/14		50,000	50,063
	Nextel Communications 7.375% 8/1/15		5,920,000	4,255,000
	Nielsen Finance 10.00% 8/1/14		1,936,000	1,829,520
#	Nielsen Finance 144A
	11.50% 5/1/16		860,000	817,000
	11.625% 2/1/14		487,000	484,565
*#	Nordic Telephone Holdings 144A
	8.875% 5/1/16		4,860,000	4,714,200
	Quebecor Media 7.75% 3/15/16		1,638,000	1,375,920
	Qwest 7.50% 10/1/14		15,000	14,550
#	Qwest 144A 8.375% 5/1/16		3,555,000	3,555,000

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Qwest Communications International
	7.50% 2/15/14	USD	285,000	$265,763
#	Rainbow National Services 144A
	10.375% 9/1/14		1,254,000	1,310,430
	Rogers Communications
	6.80% 8/15/18		9,413,000	9,880,911
	7.50% 8/15/38		4,975,000	5,017,278
	8.00% 12/15/12		1,252,000	1,289,560
	Sprint Capital 8.375% 3/15/12		7,000	6,746
	Sprint Nextel 6.00% 12/1/16		22,292,000	18,613,819
	Telecom Italia Capital
	4.00% 1/15/10		2,983,000	2,962,710
	4.95% 9/30/14		5,137,000	4,753,163
	5.25% 10/1/15		5,827,000	5,183,175
	6.20% 7/18/11		970,000	977,812
#	Telesat Canada 144A
	11.00% 11/1/15		4,870,000	4,553,450
	12.50% 11/1/17		2,221,000	1,854,535
	Time Warner Cable
	6.75% 7/1/18		8,807,000	8,926,423
	7.50% 4/1/14		4,755,000	5,113,080
	8.75% 2/14/19		4,825,000	5,433,288
	Time Warner Telecom Holdings 9.25% 2/15/14		3,469,000	3,495,018
	Verizon Communications
	5.50% 2/15/18		1,775,000	1,762,777
	6.10%4/15/18		1,153,000	1,180,945
	6.35% 4/1/19		4,963,000	5,166,538
	6.90% 4/15/38		3,570,000	3,535,807
#	Verizon Wireless Capital 144A 5.55% 2/1/14		8,950,000	9,398,556
	Videotron 6.375% 12/15/15		85,000	79,475
#	Videotron 144A 9.125% 4/15/18		3,293,000	3,437,069
@#	Vimpelcom 144A 9.125% 4/30/18		12,061,000	8,653,768
	Virgin Media Finance 8.75% 4/15/14		3,345,000	3,328,275
#	Vivendi 144A 6.625% 4/4/18		12,567,000	11,331,978
	Vodafone Group
	*5.00% 12/16/13		6,020,000	6,266,971
	5.00% 9/15/15		1,807,000	1,773,252
	5.375% 1/30/15		9,020,000	9,030,653
	*5.625% 2/27/17		1,450,000	1,461,346

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Wind Acquisition 144A 10.75% 12/1/15	USD	2,025,000	$2,116,125
	Windstream 8.125% 8/1/13		4,642,000	4,642,000
				341,351,479
Consumer Cyclical – 4.58%
	Centex
	4.55% 11/1/10		6,959,000	6,785,025
	5.125% 10/1/13		616,000	554,400
	Corrections Corporation of America
	6.25% 3/15/13		915,000	885,263
	7.50% 5/1/11		620,000	623,100
	CVS Caremark
	4.875% 9/15/14		10,114,000	10,188,429
	6.25% 6/1/27		2,365,000	2,236,554
	6.60% 3/15/19		13,167,000	13,953,412
	Dave & Buster’s 11.25% 3/15/14		200,000	169,000
*	Denny’s Holdings 10.00% 10/1/12		910,000	853,125
*	Dollar General 10.625% 7/15/15		2,992,000	3,126,640
	DR Horton
	6.00% 4/15/11		3,447,000	3,343,590
	7.875% 8/15/11		2,298,000	2,286,510
	Ford Motor Credit
	•3.889% 1/13/12		795,000	569,419
	7.25% 10/25/11		3,955,000	3,245,030
	7.80% 6/1/12		2,975,000	2,307,273
	8.625% 11/1/10		4,700,000	4,161,126
	9.875% 8/10/11		2,606,000	2,281,462
*@#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		3,254,000	2,554,390
	Gaylord Entertainment
	6.75% 11/15/14		843,000	571,133
	8.00% 11/15/13		3,241,000	2,333,520
	Global Cash Access 8.75% 3/15/12		2,343,000	2,073,555
#	GMAC 144A
	6.00% 12/15/11		2,245,000	1,841,946
	6.625% 5/15/12		686,000	549,153
	6.875% 9/15/11		7,493,000	6,522,282
	6.875% 8/28/12		3,895,000	3,079,184

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*	Goodyear Tire & Rubber 9.00% 7/1/15	USD	3,331,000	$3,047,865
#	Invista 144A 9.25% 5/1/12		2,782,000	2,538,575
	Kohl’s 6.875% 12/15/37		3,535,000	2,881,343
	Levi Strauss 9.75% 1/15/15		4,048,000	3,845,600
	Limited Brands 6.90% 7/15/17		1,885,000	1,568,017
	M/I Homes 6.875% 4/1/12		1,028,000	704,180
	Macy’s Retail Holdings
	6.65% 7/15/24		9,270,000	6,125,088
	7.875% 7/15/15		3,152,000	2,969,033
	10.625% 11/1/10		1,950,000	1,963,044
	Meritage Homes
	6.25% 3/15/15		555,000	407,925
	7.00% 5/1/14		3,000,000	2,295,000
*#	MGM MIRAGE 144A 13.00% 11/15/13		5,532,000	5,144,760
	Mobile Mini 6.875% 5/1/15		1,370,000	1,006,950
	Mohawk Industries 6.125% 1/15/16		2,175,000	1,846,131
	New Albertsons 7.25% 5/1/13		1,010,000	969,600
	Pinnacle Entertainment
	*8.25% 3/15/12		248,000	243,040
	*8.75% 10/1/13		2,014,000	1,953,580
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		3,383,000	3,146,190
	Ryland Group
	5.375% 5/15/12		4,015,000	3,834,325
	6.875% 6/15/13		2,428,000	2,367,300
	8.40% 5/15/17		3,190,000	3,134,175
	Target
	5.125% 1/15/13		7,145,000	7,422,140
	6.00% 1/15/18		4,000,000	4,037,108
	6.50% 10/15/37		350,000	304,485
	TJX Companies 6.95% 4/15/19		3,950,000	4,109,240
	Toll
	8.25% 2/1/11		3,456,000	3,447,360
	8.25% 12/1/11		461,000	463,305
#	TRW Automotive 144A
	7.00% 3/15/14		1,260,000	705,600
	7.25% 3/15/17		1,395,000	753,300
	VF 6.45% 11/1/37		3,475,000	3,020,925

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Wal-Mart Stores
	5.25% 9/1/35	USD	2,662,000	$2,446,921
	6.50% 8/15/37		2,717,000	2,890,902
	Yum! Brands 6.875% 11/15/37		16,887,000	14,722,896
				173,410,424
Consumer Non-Cyclical – 9.37%
	Alliance Imaging 7.25% 12/15/12		1,418,000	1,407,365
	Alliance One International
	8.50% 5/15/12		646,000	578,170
	11.00% 5/15/12		738,000	723,240
@	AmBev International Finance 9.50% 7/24/17	BRL	950,000	369,193
@#	AmBev International Finance 144A
	9.50% 7/24/17	BRL	2,108,000	819,221
	Amgen
	5.70% 2/1/19	USD	8,850,000	9,118,925
	6.375% 6/1/37		2,985,000	3,023,993
	6.90% 6/1/38		8,235,000	8,860,613
#	Anheuser-Busch InBev Worldwide 144A
	7.20% 1/15/14		1,800,000	1,878,419
	7.75% 1/15/19		3,940,000	4,132,107
	8.20% 1/15/39		13,220,000	13,283,443
*	Aramark 8.50% 2/1/15		8,420,000	8,083,200
*	Bausch & Lomb 9.875% 11/1/15		9,811,000	8,952,538
	Biomet
	10.00% 10/15/17		4,335,000	4,530,075
	11.625% 10/15/17		450,000	438,750
	Community Health Systems 8.875% 7/15/15		9,409,000	9,409,000
	ConAgra Foods 5.875% 4/15/14		12,975,000	13,486,578
*	Constellation Brands 8.125% 1/15/12		1,310,000	1,310,000
	Cornell 10.75% 7/1/12		714,000	719,355
	Cott Beverages 8.00% 12/15/11		2,260,000	1,683,700
	Covidien International Finance
	6.00% 10/15/17		17,110,000	17,565,999
	6.55% 10/15/37		6,875,000	6,807,261
	Del Monte
	6.75% 2/15/15		428,000	413,020
	9.125% 12/15/12		406,000	416,150
	Delhaize America 9.00% 4/15/31		17,030,000	18,729,525

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Delhaize Group
	5.875% 2/1/14	USD	5,455,000	$5,535,390
	6.50% 6/15/17		2,950,000	2,896,136
	Diageo Capital 5.75% 10/23/17		4,023,000	4,091,813
	Elan Finance
	7.75% 11/15/11		830,000	742,850
	8.875% 12/1/13		1,730,000	1,470,500
	General Mills 5.65% 2/15/19		10,460,000	10,699,262
	HCA
	6.50% 2/15/16		4,175,000	3,235,625
	9.25% 11/15/16		14,220,000	14,113,350
*#	HCA 144A 9.875% 2/15/17		330,000	331,650
	HCA PIK 9.625% 11/15/16		1,265,000	1,176,450
•	HealthSouth 8.323% 6/15/14		3,793,000	3,451,630
#	Ingles Markets 8.875% 5/15/17		1,300,000	1,272,375
	Iron Mountain
	6.625% 1/1/16		892,000	856,320
	*8.00% 6/15/20		4,247,000	4,119,590
	*8.75% 7/15/18		20,000	20,400
	Jarden
	*7.50% 5/1/17		1,975,000	1,757,750
	*8.00% 5/1/16		2,780,000	2,717,450
#	JBS USA 144A 11.625% 5/1/14		2,900,000	2,769,500
*	JohnsonDiversey Holdings 10.67% 5/15/13		2,128,000	1,702,400
	Kroger
	6.80% 12/15/18		2,000	2,109
	7.50% 1/15/14		9,170,000	10,225,192
	Mckesson
	5.70% 3/1/17		1,380,000	1,346,963
	6.50% 2/15/14		1,850,000	1,953,191
	7.50% 2/15/19		11,210,000	12,098,538
	Medco Health Solutions 7.125% 3/15/18		3,770,000	3,735,474
	Medtronic 4.50% 3/15/14		17,600,000	18,168,937
	National Beef Packing 11.00% 8/1/11		1,574,000	1,577,935
	Pfizer
	6.20% 3/15/19		8,870,000	9,550,684
	7.20% 3/15/39		8,315,000	9,165,608

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	President and Fellows of Harvard College 144A
	6.00% 1/15/19	USD	6,970,000	$7,491,391
	6.50% 1/15/39		8,315,000	8,857,071
	Princeton University 5.70% 3/1/39		8,902,000	8,598,201
	Psychiatric Solutions 7.75% 7/15/15		3,620,000	3,330,400
	Quest Diagnostics
	5.45% 11/1/15		15,008,000	14,013,360
	6.40% 7/1/17		735,000	712,505
	RSC Equipment Rental 9.50% 12/1/14		2,862,000	1,853,145
	Schering-Plough
	6.00% 9/15/17		7,445,000	7,742,301
	6.55% 9/15/37		745,000	747,123
	Select Medical 7.625% 2/1/15		4,453,000	3,406,545
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		1,770,000	1,353,413
	8.03% 10/1/20		590,000	479,363
	Smithfield Foods 7.75% 5/15/13		2,665,000	1,892,150
	Supervalu 8.00% 5/1/16		720,000	698,400
	Tenet Healthcare 7.375% 2/1/13		5,025,000	4,623,000
#	Tyson Foods 144A 10.50% 3/1/14		2,985,000	3,134,250
	Universal Hospital PIK 8.50% 6/1/15		1,904,000	1,780,240
	US Oncology 9.00% 8/15/12		1,595,000	1,579,050
	Visant Holding 8.75% 12/1/13		2,829,000	2,616,825
	Wyeth 5.50% 2/1/14		11,447,000	12,300,923
				354,734,568
Electric – 2.43%
	AES
	7.75% 3/1/14		314,000	296,730
	8.00% 10/15/17		2,555,000	2,350,600
#	AES 144A
	8.00% 6/1/20		5,043,000	4,437,840
	8.75% 5/15/13		552,000	560,280
	Columbus Southern Power 6.05% 5/1/18		1,869,000	1,788,052
	Commonwealth Edison
	5.90% 3/15/36		1,142,000	951,653
	6.15% 9/15/17		2,002,000	1,976,266
	Duke Energy Indiana 6.45% 4/1/39		5,405,000	5,838,378
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	2,598,181

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Edison Mission Energy
	*7.00% 5/15/17	USD	533,000	$405,080
	7.20% 5/15/19		1,640,000	1,201,300
	7.50% 6/15/13		715,000	611,325
	7.625% 5/15/27		3,913,000	2,523,885
	Elwood Energy 8.159% 7/5/26		3,477,268	2,754,678
	Illinois Power 6.125% 11/15/17		9,726,000	8,614,414
	Indiana Michigan Power 7.00% 3/15/19		5,540,000	5,500,899
	Jersey Central Power & Light 7.35% 2/1/19		6,240,000	6,458,587
	Midamerican Funding 6.75% 3/1/11		348,000	364,203
	Midwest Generation 8.30% 7/2/09		275,649	271,514
*	Mirant Americas Generation 8.50% 10/1/21		4,631,000	3,890,040
w	Mirant Mid Atlantic Pass Through Trust
	8.625% 6/30/12		1,227,032	1,202,491
	Mirant North America 7.375% 12/31/13		904,000	874,620
	NRG Energy
	7.25% 2/1/14		880,000	851,400
	7.375% 2/1/16		6,573,000	6,342,945
	7.375% 1/15/17		2,147,000	2,055,753
	Orion Power Holdings 12.00% 5/1/10		2,489,000	2,613,450
	Pacificorp 5.50% 1/15/19		5,985,000	6,189,436
	Peco Energy
	5.00% 10/1/14		4,060,000	4,095,001
	5.35% 3/1/18		1,681,000	1,623,678
	PPL Electric Utilities 7.125% 11/30/13		3,785,000	4,196,687
	Reliant Energy
	6.75% 12/15/14		1,002,000	971,940
	*7.625% 6/15/14		2,709,000	2,458,418
*	Texas Competitive Electric Holdings
	10.50% 11/1/15		7,647,000	4,377,908
	Union Electric 6.70% 2/1/19		841,000	829,150
				92,076,782
Energy – 3.94%
	Chesapeake Energy
	6.375% 6/15/15		542,000	481,025
	6.625% 1/15/16		2,079,000	1,860,705
	7.25% 12/15/18		499,000	439,120
	9.50% 2/15/15		10,210,000	10,363,150

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Complete Production Services
	8.00% 12/15/16	USD	1,316,000	$980,420
#	Copano Energy 144A 7.75% 6/1/18		1,345,000	1,183,600
	Denbury Management 7.50% 4/1/13		495,000	472,725
	Denbury Resources 9.75% 3/1/16		1,578,000	1,609,560
	Dynergy Holdings 7.75% 6/1/19		3,642,000	2,695,080
	Enbridge Energy 9.875% 3/1/19		4,240,000	4,558,021
	Energy Transfer Partners
	8.50% 4/15/14		2,670,000	2,884,839
	9.00% 4/15/19		4,575,000	5,000,663
	Enterprise Products Operating
	5.00% 3/1/15		3,085,000	2,685,196
	6.30% 9/15/17		2,660,000	2,464,825
	6.875% 3/1/33		7,072,000	6,002,770
	9.75% 1/31/14		1,340,000	1,468,357
	Forest Oil 7.25% 6/15/19		1,765,000	1,478,188
	Geophysique-Veritas
	7.50% 5/15/15		363,000	306,735
	7.75% 5/15/17		1,912,000	1,539,160
	Halliburton 7.45% 9/15/39		5,510,000	5,837,669
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		5,680,000	4,061,200
#	Hilcorp Energy I 144A
	7.75% 11/1/15		2,049,000	1,680,180
	9.00% 6/1/16		2,241,000	1,927,260
	International Coal Group 10.25% 7/15/14		2,475,000	1,621,125
	KCS Energy 7.125% 4/1/12		15,000	14,063
	Key Energy Services 8.375% 12/1/14		2,042,000	1,684,650
	Marathon Oil 7.50% 2/15/19		7,032,000	7,380,956
	Mariner Energy 8.00% 5/15/17		2,927,000	2,136,710
	MarkWest Energy Partners 8.75% 4/15/18		2,064,000	1,723,440
	Noble Energy 8.25% 3/1/19		7,635,000	8,334,572
	OPTI Canada
	7.875% 12/15/14		1,483,000	804,528
	8.25% 12/15/14		2,254,000	1,250,970
*	Petrobras International Finance
	7.875% 3/15/19		1,405,000	1,510,375

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	PetroHawk Energy
	9.125% 7/15/13	USD	5,019,000	$4,943,715
#	PetroHawk Energy 144A
	7.875% 6/1/15		1,387,000	1,307,248
	10.50% 8/1/14		1,439,000	1,453,390
@	Petroleum Development 12.00% 2/15/18		1,450,000	986,000
	Plains All American Pipeline 6.50% 5/1/18		7,887,000	7,071,184
	Plains Exploration & Production
	7.00% 3/15/17		834,000	721,410
	7.625% 6/1/18		2,295,000	2,002,388
	Range Resources
	6.375% 3/15/15		10,000	9,400
	7.25% 5/1/18		1,932,000	1,825,740
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		1,285,000	1,252,257
	Regency Energy Partners 8.375% 12/15/13		1,429,000	1,343,260
	StatoilHydro 5.25% 4/15/19		10,145,000	10,398,269
#	Tennessee Gas Pipeline 144A 8.00% 2/1/16		655,000	671,375
	TransCanada Pipelines
	5.85% 3/15/36		1,142,000	986,651
	6.20% 10/15/37		1,230,000	1,149,723
	7.25% 8/15/38		6,230,000	6,520,293
	Valero Energy 9.375% 3/15/19		5,515,000	6,169,669
	Weatherford International
	5.95% 6/15/12		5,355,000	5,361,640
	6.80% 6/15/37		265,000	200,614
	7.00% 3/15/38		4,842,000	3,590,043
	Whiting Petroleum 7.25% 5/1/13		2,167,000	1,917,795
	Williams 7.50% 1/15/31		1,244,000	1,031,883
				149,355,784
Financials – 1.92%
@	Cardtronics
	9.25% 8/15/13		2,102,000	1,534,460
	9.75% 8/15/13		968,000	706,640
	CIT Group 5.85% 9/15/16		6,345,000	3,406,757
#	Erac USA Finance 144A 6.375% 10/15/17		1,255,000	931,918
	FTI Consulting
	7.625% 6/15/13		4,657,000	4,726,855
	7.75% 10/1/16		565,000	576,300

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
	General Electric Capital
	•3.85% 2/2/11	NOK	22,500,000	$3,151,670
	@5.125% 1/28/14	SEK	18,100,000	2,135,360
	5.625% 5/1/18	USD	2,605,000	2,276,543
	*5.875% 1/14/38		19,445,000	13,457,788
	6.75% 3/15/32		725,000	566,427
	6.875% 1/10/39		10,537,000	8,278,331
@	General Electric Capital UK Funding
	4.625% 1/18/16	GBP	1,497,000	1,785,315
•@	HSBC Financial 0.616% 4/24/10	CAD	2,142,000	1,755,645
#	Hutchison Whampoa International 144A
	7.625% 4/9/19	USD	3,330,000	3,284,536
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,115,000	348,975
	International Lease Finance
	5.35% 3/1/12		2,678,000	1,852,515
	5.625% 9/20/13		8,550,000	4,821,653
	5.875% 5/1/13		4,436,000	2,664,106
	6.625% 11/15/13		4,569,000	2,855,602
	Lender Processing Services 8.125% 7/1/16		1,192,000	1,186,040
@#	Nuveen Investments 144A 10.50% 11/15/15		4,811,000	2,453,610
	SLM 8.45% 6/15/18		13,155,000	8,023,050
				72,780,096
Industrials – 0.08%
*	Sally Holdings 10.50% 11/15/16		3,149,000	3,054,530
				3,054,530
Insurance – 1.79%
•	Hartford Financial Services Group
	8.125% 6/15/38		5,910,000	2,396,210
•#	Liberty Mutual Group 144A 10.75% 6/15/58		5,540,000	3,050,939
	MetLife 6.40% 12/15/36		30,000	16,084
•#	Metlife Capital Trust X 144A 9.25% 4/8/38		27,240,000	17,463,890
#	Metropolitan Life Global Funding I 144A
	4.25% 7/30/09		1,424,000	1,424,000
	5.125% 4/10/13		3,135,000	2,999,455
@∏	Montpelier Re Holdings 6.125% 8/15/13		618,000	434,474
‡w#	Twin Reefs Pass Through Trust 144A
	1.386% 12/31/49		1,900,000	6,175

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
5.50% 11/15/12	USD	5,047,000	$5,066,194
5.80% 3/15/36		22,483,000	16,707,791
WellPoint
5.00% 1/15/11		3,596,000	3,648,707
5.85% 1/15/36		3,817,000	2,977,241
5.875% 6/15/17		1,615,000	1,518,583
5.95% 12/15/34		7,656,000	6,042,636
6.00% 2/15/14		3,100,000	3,142,541
6.375% 6/15/37		1,220,000	1,010,449
			67,905,369
Natural Gas – 0.29%
AmeriGas Partners 7.125% 5/20/16		1,838,000	1,787,454
El Paso
*6.875% 6/15/14		1,356,000	1,291,994
7.00% 6/15/17		1,601,000	1,446,403
7.25% 6/1/18		487,000	446,823
8.25% 2/15/16		820,000	803,600
# El Paso Performance-Linked Trust 144A
7.75% 7/15/11		1,051,000	1,048,284
Inergy Finance
6.875% 12/15/14		1,237,000	1,168,965
8.25% 3/1/16		1,265,000	1,261,838
# Inergy Finance 144A 8.75% 3/1/15		1,732,000	1,749,320
			11,004,681
Real Estate – 0.11%
Regency Centers 5.875% 6/15/17		1,879,000	1,275,867
•# USB Realty 144A 6.091% 12/22/49		2,700,000	1,215,716
Ventas Realty 6.50% 6/1/16		1,710,000	1,530,450
			4,022,033
Technology – 1.19%
Amkor Technologies 7.75% 5/15/13-04		1,365,000	1,337,700
Avago Technologies Finance
10.375% 12/1/13		2,245,000	2,166,425
Cisco Systems 5.90% 2/15/39		10,787,000	10,243,604
International Business Machines
@4.00% 11/11/11	EUR	2,700,000	3,652,481
6.50% 10/15/13	USD	7,405,000	8,306,996

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
National Semiconductor 6.60% 6/15/17	USD	1,305,000	$1,024,528
Oracle
5.75% 4/15/18		90,000	95,517
6.50% 4/15/38		9,870,000	10,097,563
Sanmina-SCI 8.125% 3/1/16		2,569,000	1,310,190
Sungard Data Systems
9.125% 8/15/13		3,624,000	3,479,040
10.25% 8/15/15		3,592,000	3,143,000
			44,857,044
Transportation – 0.50%
# Ashtead Capital 144A 9.00% 8/15/16		1,246,000	809,900
CSX
6.25% 3/15/18		2,765,000	2,621,621
7.375% 2/1/19		1,495,000	1,539,666
7.45% 4/1/38		6,760,000	6,346,234
7.90% 5/1/17		2,381,000	2,511,155
Hertz
8.875% 1/1/14		2,433,000	1,897,740
*10.50% 1/1/16		1,358,000	970,970
Kansas City Southern de Mexico
9.375% 5/1/12		1,186,000	1,091,120
# Kansas City Southern de Mexico 144A
12.50% 4/1/16		1,035,000	1,003,950
@ Northwest Airlines 10.00% 2/1/10		425,000	2,125
			18,794,481
Total Corporate Bonds (cost $1,858,053,778)			1,819,992,543

Foreign Agencies – 1.23%
Germany – 0.97%
KFW
*1.875% 3/15/11		7,240,000	7,272,580
3.50% 7/4/21	EUR	6,572,000	8,222,068
4.125% 7/4/17	EUR	12,178,000	16,638,935
8.00% 12/21/12	NZD	7,370,000	4,599,708
			36,733,291

	Principal amount°		Value (U.S. $)
Foreign Agencies (continued)
Republic of Korea – 0.26%
# Hana Bank 144A 6.50% 4/9/12	USD	3,350,000	$3,416,183
*# Industrial Bank of Korea 144A
7.125% 4/23/14		2,007,000	1,978,541
Korea Development Bank 5.30% 1/17/13		4,595,000	4,446,291
			9,841,015
Total Foreign Agencies (cost $46,890,026)			46,574,306

Municipal Bonds – 1.57%
California State
§5.00% 2/1/33-14		75,000	69,773
7.55% 4/1/39		18,135,000	18,991,515
Massachusetts Bay Transportation Authority
5.00% 7/1/19		1,970,000	2,291,465
Metropolitan Transportation Authority
7.336% 11/15/39		5,395,000	5,814,731
New Jersey Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/29		335,000	248,419
New Jersey State Turnpike Authority
7.414% 1/1/40		7,375,000	8,076,362
North Texas Tollway Authority Series A
5.50% 1/1/18		1,575,000	1,699,835
6.00% 1/1/19		785,000	868,697
6.00% 1/1/20		3,940,000	4,330,415
Oregon State Taxable Pension
5.892% 6/1/27		305,000	286,871
Texas Transportation Community Mobility
5.00% 4/1/19		6,465,000	7,355,166
Triborough, New York Bridge & Tunnel
Authority Series A
5.00% 11/15/18		3,155,000	3,529,246
5.00% 11/15/19		3,155,000	3,466,178
University of Texas Financing Authority
5.25% 8/15/18		1,970,000	2,325,624
Total Municipal Bonds (cost $56,654,958)			59,354,297

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities – 5.96%
@	Ameriquest Mortgage Securities Series
	2003-8 AF4 5.32% 10/25/33	USD	89,903	$51,961
•	Bank of America Credit Card Trust
	Series 2006-A10 A10 0.431% 2/15/12		17,185,000	17,118,713
	Series 2007-A2 A2 0.471% 6/17/13		15,200,000	14,738,934
	Series 2008-A5 A5 1.651% 12/16/13		9,640,000	9,443,579
#	Cabela’s Master Credit Card Trust Series
	2008-1A A1 144A 4.31% 12/16/13		3,650,000	3,451,200
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A 5.02% 9/15/11		6,838,959	6,925,237
	Series 2008-1 A3A 3.86% 8/15/12		3,270,000	3,284,472
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7 5.75% 7/15/20		4,155,000	3,774,945
	Series 2008-A3 A3 5.05% 2/15/16		2,000,000	1,971,333
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12		1,151,161	1,161,516
	Series 2008-A A3 4.94% 4/25/14		7,460,000	7,262,338
@#	Cendant Timeshare Receivables
	Funding Series 2004-1A A1 144A
	3.67% 5/20/16		67,099	53,532
	Chase Issuance Trust
	Series 2005-A7 A7 4.55% 3/15/13		4,650,000	4,752,068
	•Series 2005-A8 0.491% 10/15/12		8,400,000	8,221,285
	Series 2005-A10 A10 4.65% 12/17/12		5,575,000	5,709,339
	•Series 2008-A6 A 1.651% 5/15/15		7,000,000	6,616,477
	Series 2008-A9 A9 4.26% 5/15/13		3,105,000	3,143,006
	Citibank Credit Card Issuance Trust
	Series 2000-A3 A3 5.45% 5/10/13		2,000,000	2,061,240
	Series 2007-A3 A3 6.15% 6/15/39		7,935,000	7,292,661
	•Series 2007-A6 A6 1.129% 7/12/12		49,000,000	47,796,275
@	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36		5,800,000	2,996,274
	Series 2006-3 A6 5.703% 11/25/36		6,400,000	4,218,547
@•	Citifinancial Mortgage Securities Series
	2003-2 AF4 4.598% 5/25/33		319,759	212,058
	CNH Equipment Trust
	Series 2005-B A4B 4.40% 5/16/11		1,745,482	1,764,691
	•Series 2007-B A3B 1.051% 10/17/11		400,000	398,856
	•Series 2007-C A2 1.301% 9/15/10		50,565	50,572

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	CNH Equipment Trust (continued)
	Series 2008-A A4A 4.93% 8/15/14	USD	2,285,000	$2,147,052
	Series 2008-A3 4.12% 5/15/12		1,440,000	1,446,924
	Series 2008-B A3A 4.78% 7/16/12		2,295,000	2,320,734
@	Contimortgage Home Equity Trust Series
	1996-4 A8 7.22% 1/15/28		11,271	7,655
•	Countrywide Asset-Backed Certificates
	Series 2005-7 AF3 4.454% 10/25/35		100,000	85,037
	@Series 2006-11 1AF3 6.05% 9/25/46		2,120,000	784,188
	Series 2006-15 A3 5.689% 10/25/46		110,000	46,831
	Daimler Chrysler Auto Trust Series 2008-B
	A3A 4.71% 9/10/12		3,720,000	3,633,195
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		5,960,000	5,236,107
	Series 2008-A4 A4 5.65% 12/15/15		1,675,000	1,660,138
@#	Dunkin Securitization Series 2006-1 A2 144A
	5.779% 6/20/31		6,890,000	4,777,216
	Ford Credit Auto Owner Trust
	Series 2007-B A3A 5.15% 11/15/11		2,800,000	2,862,767
	•Series 2008-C A3 1.871% 6/15/12		3,500,000	3,400,347
•#	Golden Credit Card Trust Series 2008-3 A
	144A 1.451% 7/15/11		4,400,000	4,093,364
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12		1,325,028	1,311,855
	Series 2006-2 A2 5.35% 3/15/13		411,701	420,997
	Series 2007-2 A3 5.10% 5/15/12		2,109,439	2,125,473
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		1,131,705	1,152,867
	Series 2008-A A3 4.93% 12/17/12		2,760,000	2,734,884
	John Deere Owner Trust Series 2008-A A3
	4.18% 6/15/12		2,885,000	2,842,760
•	MBNA Credit Card Master Note Trust
	Series 2005-A4 0.491% 11/15/12		2,490,000	2,448,161
	Series 2006-A3 A3 0.471% 8/15/12		2,600,000	2,569,244
•	Merrill Lynch Mortgage Investors Series
	2006-AR1 A2C 0.598% 3/25/37		30,000	9,456
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38		109,885	60,013
	Series 2004-1 A 6.005% 8/15/37		136,319	94,563

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Mid-State Trust (continued)
	Series 2005-1 A 5.745% 1/15/40	USD	736,793	$493,668
	#Series 2006-1 A 144A 5.787% 10/15/40		1,082,738	758,735
	Renaissance Home Equity Loan Trust
	Series 2005-4 A3 5.565% 2/25/36		94,766	82,396
	Series 2006-1 AF3 5.608% 5/25/36		110,000	90,434
	Series 2007-1 AF2 5.512% 4/25/37		200,000	124,788
	∏Series 2007-2 AF2 5.675% 6/25/37		395,000	211,581
•	Residential Asset Securities Series 2006-KS3
	AI3 0.608% 4/25/36		174,664	114,724
	RSB Bondco Series 2007-A A2 5.72% 4/1/18		2,150,000	2,314,179
=#	Sail Net Interest Margin Notes Series
	2003-10A A 144A 7.50% 10/27/33		12,766	0
∏	Structured Asset Securities Series 2001-SB1
	A2 3.375% 8/25/31		476,712	385,992
	USAA Auto Owner Trust Series 2007-2 A3
	4.90% 2/15/12		5,847,422	5,931,829
	World Omni Auto Receivables Trust Series
	2008-A A3A 3.94% 10/15/12		2,550,000	2,555,318
Total Non-Agency Asset-Backed Securities
	(cost $235,210,842)			225,806,581

Non-Agency Collateralized Mortgage Obligations – 4.53%
@	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		268,221	168,795
•	ARM Trust Series 2005-10 3A11
	5.411% 1/25/36		4,278,450	3,355,317
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33		391,283	362,059
	Series 2004-2 1A1 6.00% 3/25/34		432,792	365,845
	Series 2004-10 1CB1 6.00% 11/25/34		950,931	775,306
	Series 2004-11 1CB1 6.00% 12/25/34		960,426	715,818
	@Series 2005-1 2A1 5.50% 2/25/20		259,324	205,028
	@Series 2005-3 2A1 5.50% 4/25/20		730,374	577,452
	@Series 2005-5 2CB1 6.00% 6/25/35		1,671,876	1,028,727
	@Series 2005-6 7A1 5.50% 7/25/20		1,799,563	1,602,735
	@Series 2005-9 5A1 5.50% 10/25/20		2,732,395	2,023,680

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Bank of America Funding Securities
	Series 2005-8 1A1 5.50% 1/25/36	USD	3,120,100	$2,452,205
	Series 2006-5 2A10 5.75% 9/25/36		4,800,000	3,739,185
	@•Series 2006-F 1A2 5.19% 7/20/36		76,343	20,436
	@•Series 2006-H 1A2 5.202% 9/20/46		8,742	2,192
	Bank of America Mortgage Securities
	@•Series 2003-D 1A2 4.069% 5/25/33		1,122	747
	•Series 2003-E 2A2 4.70% 6/25/33		282,749	221,962
	•Series 2004-D 1A1 4.242% 5/25/34		7,536	6,302
	Series 2005-9 2A1 4.75% 10/25/20		765,961	731,014
	•Series 2005-A 1A1 5.467% 2/25/35		60,841	27,397
	•Series 2005-I 4A1 5.269% 10/25/35		58,568	40,501
•	Bear Stearns ARM Trust
	Series 2003-7 9A 4.743% 10/25/33		2,414,830	2,243,985
	Series 2007-3 1A1 5.463% 5/25/47		6,475,658	3,561,562
	Chase Mortgage Finance Series 2003-S8 A2
	5.00% 9/25/18		988,834	983,272
	Citicorp Mortgage Securities
	Series 2006-3 1A9 5.75% 6/25/36		85,000	51,027
	Series 2006-4 3A1 5.50% 8/25/21		5,069,596	4,413,717
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 5.082% 8/25/34		4,810,472	4,114,957
	Series 2007-AR8 1A3A 6.031% 8/25/37		5,034,474	2,556,070
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35		2,573,384	1,995,178
	Series 2004-J8 1A1 7.00% 9/25/34		246,450	194,542
	@Series 2005-1CB 2A2 5.50% 3/25/35		97,646	65,429
	@Series 2005-57CB 4A3 5.50% 12/25/35		1,025,878	730,965
	@•∏Series 2005-63 3A1 5.886% 11/25/35		2,048,679	1,138,006
	@Series 2005-85CB 2A2 5.50% 2/25/36		94,519	59,053
w	Countrywide Home Loan Mortgage Pass
	Through Trust
	•Series 2003-21 A1 4.607% 5/25/33		101,240	76,422
	@•Series 2004-12 1M 4.727% 8/25/34		463,598	128,924
	•Series 2004-HYB2 2A 3.813% 7/20/34		312,884	239,437
	@•Series 2004-HYB4 M 4.571% 9/20/34		1,556,524	914,419
	•Series 2004-HYB5 3A1 5.165% 4/20/35		275,775	177,598
	Series 2005-23 A1 5.50% 11/25/35		6,516,757	4,795,929
	•Series 2005-HYB8 4A1 5.544% 12/20/35		76,836	45,017

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w	Countrywide Home Loan Mortgage Pass
	Through Trust (continued)
	Series 2006-1 A2 6.00% 3/25/36	USD	1,872,239	$1,208,180
	@Series 2006-1 A3 6.00% 3/25/36		563,079	307,054
	@Series 2006-17 A5 6.00% 12/25/36		1,059,513	919,191
	@•Series 2006-HYB1 3A1 5.222% 3/20/36		2,901,251	1,484,123
	@•∏Series 2006-HYB3 3A1A 6.045% 5/20/36		1,798,230	995,545
	Credit Suisse First Boston Mortgage Securities
	Series 2003-29 5A1 7.00% 12/25/33		236,719	193,962
	Series 2004-1 3A1 7.00% 2/25/34		106,410	97,831
*	Deutsche Securities Alternative Loan Trust
	Series 2003-4XS A6A 4.82% 10/25/33		191,190	182,150
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33		75,869	76,908
	Series 2004-5 2A1 6.25% 8/25/17		343,237	346,454
	•Series 2004-AR5 4A1 5.701% 10/25/34		560,060	394,774
	•Series 2007-AR2 1A1 5.845% 8/25/37		5,033,046	2,920,711
	•Series 2007-AR3 2A2 6.298% 11/25/37		9,017,636	5,101,407
•	GMAC Mortgage Loan Trust Series 2005-AR2
	4A 5.173% 5/25/35		3,367,077	2,261,858
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27		131,182	130,049
	•Series 1999-3 A 8.00% 8/19/29		169,489	191,424
	Series 2005-RP1 1A3 8.00% 1/25/35		1,754,824	1,622,859
	Series 2005-RP1 1A4 8.50% 1/25/35		755,933	713,207
	Series 2006-RP1 1A2 7.50% 1/25/36		1,060,521	882,995
	Series 2006-RP1 1A3 8.00% 1/25/36		622,203	524,308
	GSR Mortgage Home Loan Trust
	•Series 2004-9 4A1 4.027% 8/25/34		346,008	273,841
	@Series 2006-1F 5A2 6.00% 2/25/36		993,375	492,032
	•Series 2006-AR1 3A1 5.352% 1/25/36		1,525,482	981,395
	@•Series 2007-AR1 1A2 5.681% 3/25/37		406,711	92,150
•	Indymac Index Mortgage Loan Trust Series
	2005-AR25 1A21 5.766% 12/25/35		79,024	48,944
•	JPMorgan Mortgage Trust
	@Series 2004-A6 1A2 4.852% 12/25/34		1,335,435	986,676
	•Series 2005-A1 4A1 4.777% 2/25/35		1,563,160	1,381,148
	Series 2005-A4 1A1 5.394% 7/25/35		3,020,931	2,340,356
	Series 2005-A6 1A2 5.139% 9/25/35		3,430,000	2,261,474

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	JPMorgan Mortgage Trust (continued)
	Series 2005-A8 1A1 5.399% 11/25/35	USD	918,773	$735,915
	Series 2005-A8 2A1 4.946% 11/25/35		6,318,183	5,293,057
@	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		1,963,321	1,535,921
	Series 2006-1 3A3 5.50% 2/25/36		742,589	512,432
	MASTR Alternative Loans Trust
	Series 2003-6 3A1 8.00% 9/25/33		43,374	43,207
	Series 2003-9 1A1 5.50% 12/25/18		576,994	560,045
	Series 2005-3 7A1 6.00% 4/25/35		129,559	90,084
•	MASTR ARM Trust
	Series 2003-6 1A2 5.71% 12/25/33		62,793	54,959
	Series 2004-10 2A2 4.961% 10/25/34		105,733	32,262
	Series 2005-1 B1 5.275% 3/25/35		708,617	74,608
	Series 2005-6 7A1 5.339% 6/25/35		1,190,967	739,948
	Series 2005-7 2A2 5.354% 9/25/35		48,686	15,992
	Series 2006-2 4A1 4.983% 2/25/36		853,319	632,818
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34		737,775	776,509
	Series 2005-2 1A4 8.00% 5/25/35		1,592,398	1,768,877
•#	MASTR Specialized Loan Trust Series 2005-2
	A2 144A 5.006% 7/25/35		749,549	472,216
•	Morgan Stanley Mortgage Loan Trust Series
	2004-6AR 2A3 4.820% 8/25/34		88,505	21,241
	Prime Mortgage Trust Series 2004-CL1 1A1
	6.00% 2/25/34		206,329	184,729
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31		86,659	87,618
	Series 2004-SL4 A3 6.50% 7/25/32		571,128	519,370
•	Residential Funding Mortgage Securities I
	Series 2006-SA3 3A1 6.045% 9/25/36		2,134,562	1,222,211
•	Structured ARM Loan Trust
	Series 2004-18 5A 5.50% 12/25/34		730,115	636,541
	Series 2006-5 5A4 5.518% 6/25/36		1,262,806	362,563
	Structured Asset Securities
	•Series 2002-22H 1A 6.931% 11/25/32		78,598	72,214
	Series 2004-12H 1A 6.00% 5/25/34		561,845	387,034

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35	USD	573,680	$370,203
	Series 2005-9 3CB 5.50% 10/25/20		2,180,291	1,505,764
w	Washington Mutual Mortgage Pass
	Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		2,138,706	2,126,676
	Series 2004-CB3 1A 6.00% 10/25/34		806,052	745,851
	Series 2004-CB3 4A 6.00% 10/25/19		817,578	735,309
	•Series 2006-AR10 1A1 5.931% 9/25/36		3,273,213	1,997,822
	•Series 2006-AR14 1A4 5.605% 11/25/36		1,429,143	821,496
	•Series 2006-AR14 2A1 5.748% 11/25/36		10,693,604	6,288,697
	•Series 2007-HY1 1A1 5.692% 2/25/37		6,144,169	3,538,934
	•Series 2007-HY2 3A1 5.881% 9/25/36		130,114	66,796
	•Series 2007-HY3 4A1 5.331% 3/25/37		13,502,333	8,563,183
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-E A2 4.50% 5/25/34		91,340	77,266
	•Series 2004-EE 2A1 4.108% 12/25/34		654,595	520,947
	•Series 2004-O A1 4.883% 8/25/34		11,902,377	10,759,866
	•Series 2004-T A1 4.598% 9/25/34		411,752	343,339
	Series 2005-12 1A7 5.50% 11/25/35		3,063,286	2,254,389
	Series 2005-17 1A2 5.50% 1/25/36		2,304,976	1,465,822
	Series 2005-18 1A1 5.50% 1/25/36		2,163,131	1,591,930
	•Series 2005-AR16 6A4 5.001% 10/25/35		6,064,550	2,505,292
	Series 2006-1 A3 5.00% 3/25/21		1,814,131	1,658,796
	Series 2006-2 3A1 5.75% 3/25/36		7,949,698	5,611,994
	Series 2006-3 A11 5.50% 3/25/36		7,101,000	4,972,217
	Series 2006-4 1A8 5.75% 4/25/36		128,273	120,216
	Series 2006-4 2A3 5.75% 4/25/36		791,786	447,607
	Series 2006-7 2A1 6.00% 6/25/36		157,375	101,556
	•Series 2006-AR5 2A1 5.537% 4/25/36		2,023,291	1,210,093
	•Series 2006-AR6 7A1 5.112% 3/25/36		11,196,693	8,227,749
	•Series 2006-AR10 5A1 5.592% 7/25/36		3,251,212	2,019,531
	•Series 2006-AR11 A7 5.508% 8/25/36		444,555	109,594
	•Series 2006-AR14 2A4 6.076% 10/25/36		1,594,786	397,545
	•Series 2006-AR18 2A2 5.712% 11/25/36		3,316,776	914,331
	•Series 2006-AR19 A1 5.625% 12/25/36		3,224,544	2,219,582
	Series 2007-8 2A6 6.00% 7/25/37		1,170,000	654,014

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-13 A7 6.00% 9/25/37	USD	4,301,562	$3,206,010
Series 2007-14 1A1 6.00% 10/25/37		256,714	186,198
Total Non-Agency Collateralized Mortgage
Obligations (cost $235,011,288)			171,490,204

Regional Agencies – 0.22%Δ
Australia – 0.22%
New South Wales Treasury 6.00% 5/1/12	AUD	8,392,000	6,377,368
Queensland Treasury 6.00% 8/14/13	AUD	2,443,000	1,860,721
Total Regional Agencies (cost $9,116,567)			8,238,089

«Senior Secured Loans – 4.25%
Allied Barton 7.75% 6/22/10	USD	1,957,114	1,869,044
Anchor Glass 7.75% 6/20/14		2,920,368	2,657,535
Aramark 4.571% 1/26/14		185,775	170,035
Aramark Term Tranche Loan B
4.571% 1/26/14		2,924,225	2,676,470
Bausch & Lomb
Term Tranche Loan B 6.051% 4/11/15		2,566,062	2,240,313
Term Tranche Loan DD 6.051% 4/11/15		649,636	567,168
BE Aerospace 6.149% 7/28/14		2,432,282	2,371,475
Biomet Term Tranche Loan B 6.211% 3/25/15		2,421,392	2,280,661
Calpine 1st Lien 5.575% 3/29/14		5,232,895	4,510,573
Centennial Cellular Term Tranche Loan D
5.645% 2/9/11		4,046,791	4,020,648
Charter Communications 5.28% 3/6/14		4,700,483	4,004,647
Cincinnati Bell 2.601% 8/31/12		250,000	234,875
Community Health Systems
Term Tranche Loan B 4.899% 7/25/14		2,713,224	2,452,429
Term Tranche Loan DD 7.61% 7/25/14		138,416	125,112
Cricket Communications Term Tranche Loan
B1 6.50% 6/16/13		2,402,259	2,310,673
Crown Castle Term Tranche Loan B
5.262% 3/6/14		2,605,955	2,402,039

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
CSC Holdings
Term Tranche Loan A1 2.499% 2/24/12	USD	1,315,000	$1,241,031
Term Tranche Loan B 4.237% 3/29/13		2,830,074	2,630,200
DirectTV Term Tranche Loan C
5.25% 4/13/13		2,762,340	2,707,093
Dynegy Holdings 4.399% 4/2/13		2,593,813	2,363,612
Dynegy Holdings Term Tranche Loan B
4.62% 4/2/13		210,404	191,731
Energy Futures Holdings Term Tranche Loan
B2 6.579% 10/10/14		15,933,069	10,896,227
Flextronics International
Term Tranche Loan A2 3.685% 10/1/14		1,975,329	1,521,003
Term Tranche Loan A3 7.48% 10/1/14		2,304,550	1,774,504
Term Tranche Loan B 3.685% 10/1/12		1,316,658	1,165,243
Ford Motor Term Tranche Loan B
5.80% 12/15/13		20,600,690	13,115,738
General Motors Term Tranche Loan B
4.75% 11/29/13		21,308,242	14,078,676
General Nutrition Center Term Tranche Loan B
3.482% 9/16/13		1,286,000	1,067,380
Georgia Pacific Term Tranche Loan B1
4.727% 12/20/12		2,661,340	2,484,082
Goodyear Tire & Rubber 2nd Lien
4.54% 4/30/14		1,630,000	1,372,256
Graham Packaging International Term
Tranche Loan B 7.85% 10/7/11		4,061,582	3,694,008
Graphic Packaging International Term
Tranche Loan C 4.99% 5/16/14		5,343,773	4,938,528
Harrahs Term Tranche Loan B2
4.468% 1/28/15		2,565,000	1,845,607
HCA Term Tranche Loan B1
5.051% 11/18/13		3,914,820	3,543,891
HealthSouth Term Tranche Loan B
4.995% 3/10/13		3,185,332	2,876,084
Hertz Term Trance Loan B 2.977% 12/21/12		3,285,000	2,708,088
Intelsat
Term Tranche Loan A3 3.812% 9/30/10		1,303,448	1,225,241
Term Tranche Loan BA 5.288% 1/3/14		912,374	832,541
Term Tranche Loan BB 5.288% 1/3/14		912,096	832,288

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Intelsat Term Tranche Loan BC
5.288% 1/3/14	USD	912,096	$832,288
Knology 2.751% 6/30/12		1,465,000	1,287,977
Lender Processing Term Tranche Loan B
6.204% 7/2/14		3,128,465	3,018,969
Levi Strauss & Co. Term Tranche Loan B
3.716% 3/27/14		660,000	475,200
MacDermid Term Tranche Loan B
7.355% 4/12/14		1,760,684	1,100,428
Newpage Term Tranche Loan B
7.66% 12/22/14		1,613,406	1,260,473
Nielsen Finance Term Tranche Loan B
4.888% 8/9/13		977,495	833,070
Northwest Airlines 7.393% 8/21/13		3,843,588	3,551,033
Nuveen Investment Term Tranche Loan B
6.7% 11/13/14		5,243,292	3,456,824
Rental Service 2nd Lien 6.291% 10/7/13		1,720,000	1,143,800
Sungard 7.75% 12/31/15		3,547,936	3,476,977
Supervalu 7.11% 6/2/12		962,700	900,124
Talecris Biotherapeutics 2nd Lien
13.5% 12/6/14		3,510,000	3,185,325
Telesat Canada 6.42% 10/31/14		192,109	178,113
Telesat Canada Term Tranche Loan B
6.42% 10/31/14		2,236,744	2,073,786
Time Warner Telecom Holdings Term Tranche
Loan B 5.704% 1/7/13		1,959,435	1,790,434
Toys R Us 7.785% 7/19/12		4,429,989	3,519,072
Univision Communications 5.049% 9/29/14		11,085,000	6,783,410
US Oncology Term Tranche Loan B2
3.921% 8/20/11		2,536,464	2,447,688
Wrigley 6.50% 7/17/14		5,436,188	5,445,130
Total Senior Secured Loans (cost $147,727,546)			160,758,870

Sovereign Debt – 3.95%Δ
Austria – 0.22%
# Republic of Austria 144A 4.00% 9/15/16	EUR	6,189,000	8,361,498
			8,361,498

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Brazil – 0.54%
Federal Republic of Brazil
*5.875% 1/15/19	USD	4,140,000	$4,115,160
8.00% 1/15/18		3,350,000	3,634,750
8.50% 9/24/12	EUR	1,388,000	2,047,424
*11.00% 8/17/40	USD	4,748,000	6,089,310
12.50% 1/5/16		9,763,000	4,619,927
			20,506,571
Canada – 0.10%
Canadian Government 3.50% 6/1/13	CAD	4,132,000	3,693,848
			3,693,848
Colombia – 0.20%
Republic of Colombia 7.375% 3/18/19	USD	7,108,000	7,506,759
			7,506,759
Germany – 0.50%
Bundesobligation 3.50% 4/12/13	EUR	10,381,200	14,437,569
Deutschland Republic 3.75 1/14/19	EUR	3,236,000	4,478,047
			18,915,616
Indonesia – 0.10%
# Indonesia Government International 144A
11.625% 3/4/19	USD	3,347,000	4,016,400
			4,016,400
Israel – 0.27%
Israel Government International Bond
5.125% 3/26/19		10,039,000	10,136,238
			10,136,238
Japan – 0.28%
Japanese Government CPI Linked 10 yr Bond
1.10% 9/10/16	JPY	333,666,000	2,991,582
1.20% 6/10/17	JPY	242,625,600	2,144,390
1.20% 12/10/17	JPY	280,280,000	2,462,747
1.30% 9/10/17	JPY	325,975,000	2,903,901
			10,502,620
Mexico – 0.82%
Mexican Government
10.00% 12/5/24	MXN	33,470,000	2,875,310
10.00% 11/20/36	MXN	207,162,000	18,184,728
* Mexican United States 5.95% 3/19/19	USD	9,922,000	9,922,000
			30,982,038

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Peru – 0.19%
Republic of Peru 7.125% 3/30/19	USD	6,694,000	$7,262,990
			7,262,990
Qatar – 0.05%
# Qatar Government International Bond144A
6.55% 4/9/19		2,009,000	2,084,337
			2,084,337
Republic of Korea – 0.08%
Government of South Korea 4.25% 12/7/21	EUR	2,996,000	3,096,451
			3,096,451
Russia – 0.20%
Russia Government 7.50% 3/31/30	USD	7,610,880	7,485,148
			7,485,148
Sweden – 0.05%
Sweden Government 5.50% 10/8/12	SEK	12,800,000	1,777,116
			1,777,116
Turkey – 0.16%
Republic of Turkey
7.50% 11/7/19	USD	2,940,000	2,936,325
11.875% 1/15/30		2,099,000	3,054,045
			5,990,370
United Arabic Emirates – 0.03%
# Emirate of Abu Dhabi 144A 6.75% 4/8/19		1,346,000	1,370,830
			1,370,830
United Kingdom – 0.16%
@# CS International for City of Kyiv Ukraine
144A 8.25% 11/26/12		783,000	338,648
U.K. Treasury 5.00% 3/7/18	GBP	3,358,400	5,620,161
			5,958,809
Total Sovereign Debt (cost $150,833,272)			149,647,639

Supranational Banks – 2.11%
European Investment Bank
4.75% 10/15/17	EUR	4,636,000	6,576,822
6.00% 8/14/13	AUD	28,134,000	21,168,291
6.125% 1/23/17	AUD	7,199,000	5,367,913
6.25% 4/15/14	GBP	3,360,000	5,647,754
7.00% 1/18/12	NZD	13,496,000	8,123,847
11.25% 2/14/13	BRL	15,645,000	6,961,710

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Supranational Banks (continued)
#	European Investment Bank 144A
	4.00% 5/15/14	NOK	22,554,000	$3,419,298
	Inter-American Development Bank
	5.75% 6/15/11	AUD	10,224,000	7,686,633
	7.25% 5/24/12	NZD	14,091,000	8,574,304
	9.00% 8/6/10	USD	1,812,000	816,494
	International Bank for Reconstruction &
	Development
	5.75% 6/25/10	RUB	88,170,000	2,559,896
	7.50% 7/30/14	NZD	1,011,000	635,286
	12.25% 8/4/10	BRL	4,984,000	2,327,807
Total Supranational Banks (cost $88,726,688)				79,866,055

U.S. Treasury Obligations – 0.73%
*	U.S. Treasury Bonds 4.50% 5/15/38	USD	7,820,000	8,417,503
	U.S. Treasury Notes
	1.875% 4/30/14		320,000	317,924
	*2.75% 2/15/19		19,470,000	18,864,541
	4.625% 7/31/09		160,000	161,838
Total U.S. Treasury Obligations
	(cost $28,427,203)			27,761,806

		Number of shares
Common Stock – 0.06%
†	BMAY Holding		36,475	339,946
	Cablevision Systems Class A		18,250	313,170
†	Cardtronics		149,300	365,785
†	Century Communications		7,875,000	0
†	Flextronics International		103,800	402,744
*†	Graphic Packaging Holding		206,223	354,704
	Innophos Holdings		4,400	65,252
*†	Mirant		732	9,318
*†	NRG Energy		25,300	454,894
=∏†	Port Townsend		1,970	20
*	Time Warner Cable Class A		8	247
†	USgen		255,000	0
Total Common Stock (cost $3,509,439)				2,306,080

	Number of shares		Value (U.S. $)
Convertible Preferred Stock – 0.21%
Crown Castle International 6.25% exercise
price $36.88, expiration date 8/15/12		177,650	$8,083,075
Total Convertible Preferred Stock
(cost $7,578,795)			8,083,075

Preferred Stock – 0.39%
# GMAC 144A 7.00%		3,622	1,086,826
• JPMorgan Chase 7.90%		11,173,000	8,520,396
*• PNC Funding 8.25%		8,822,000	5,289,548
= Port Townsend		394	0
Total Preferred Stock (cost $19,008,111)			14,896,770

Warrants – 0.00%
=† Port Townsend		394	4
†# Solutia144A, exercise price $7.59,
expiration date 7/15/09		147	0
Total Warrants (cost $21,911)			4

	Principal amount°
Repurchase Agreement** – 9.90%
BNP Paribas 0.15%, dated 4/30/09, to be
repurchased on 5/1/09, repurchase
price $374,850,562 (collateralized
by U.S. government obligations,
6/24/09-9/24/09; market value
$382,719,915)	USD	374,849,000	374,849,000
Total Repurchase Agreement
(cost $374,849,000)			374,849,000
Total Value of Securities Before Securities
Lending Collateral – 102.05%
(cost $3,968,950,934)			$3,864,068,816

Statement of net assets
Delaware Diversified Income Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral*** – 4.83%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,938,521	$17,938,521
†Mellon GSL Reinvestment Trust II	7,595,692	760
BNY Mellon SL DBT II Liquidating Fund	170,631,279	164,926,714
Total Securities Lending Collateral
(cost $196,165,492)		182,865,995

Total Value of Securities – 106.88%
(cost $4,165,116,426)		4,046,934,811 ©
Obligation to Return Securities
Lending Collateral*** – (5.18%)		(196,165,492)
Liabilities Net of Receivables and Other Assets – (1.70%)		(64,251,520)
Net Assets Applicable to 466,829,100
Shares Outstanding – 100.00%		$3,786,517,799
Net Asset Value – Delaware Diversified Income Fund
Class A ($2,642,905,002 / 325,827,783 Shares)		$8.11
Net Asset Value – Delaware Diversified Income Fund
Class B ($47,486,318 / 5,863,889 Shares)		$8.10
Net Asset Value – Delaware Diversified Income Fund
Class C ($881,205,932 / 108,647,132 Shares)		$8.11
Net Asset Value – Delaware Diversified Income Fund
Class R ($103,605,823 / 12,779,273 Shares)		$8.11
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($111,314,724 / 13,711,023 Shares)		$8.12

Components of Net Assets at April 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$4,055,862,580
Distributions in excess of net investment income		(2,353,930)
Accumulated net realized loss on investments		(145,884,106)
Net unrealized depreciation of investments and foreign currencies		(121,106,745)
Total net assets		$3,786,517,799

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY— Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2009.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Fully or partially on loan.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¥	Fully or partially pledged as collateral for financial futures contracts.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $341,597,498, which represented 9.02% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $85,776,623, which represented 2.27% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2009, the aggregate amount of fair valued securities was $411,024, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of the restricted securities was $3,165,618 or 0.08% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

Statement of net assets
Delaware Diversified Income Fund

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ	Securities have been classified by country of origin.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $192,072,107 of securities loaned.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
CPN — Coupon
FHAVA — Federal Housing Authority and Veterans Administration
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$8.11
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(29,348,358)	USD	21,111,742	5/29/09	$(168,925)
BRL	(5,452,278)	USD	2,385,242	5/29/09	(107,568)
BRL	7,411,932	USD	(3,396,852)	5/29/09	(8,079)
CAD	(12,350,962)	USD	10,165,401	5/1/09	(186,192)
CAD	(6,533,526)	USD	5,346,146	5/29/09	(130,198)
EUR	(8,253,690)	USD	10,931,843	5/29/09	13,759
GBP	(3,339,024)	USD	4,895,319	5/29/09	(42,604)
JPY	(1,756,212,274)	USD	18,161,456	5/1/09	353,315
JPY	(955,382,232)	USD	9,870,875	5/29/09	179,190
MXN	(221,608,507)	USD	16,667,508	5/29/09	705,292
NOK	95,385,804	USD	(14,546,728)	5/29/09	(26,716)
NZD	(24,834,105)	USD	14,006,435	5/1/09	(41,332)
NZD	(35,343,188)	USD	19,845,200	5/29/09	(111,958)
PLN	28,266,546	USD	(8,505,000)	5/29/09	(69,549)
SEK	45,978,351	USD	(5,605,527)	5/29/09	109,339
					$ 467,774

Financial Futures Contracts2

					Unrealized
					Appreciation
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	(Depreciation)
202	Euro Bond	$ 31,518,842	$32,744,415	6/8/09	$1,225,572
27	Japanese 10 yr Bond	37,896,415	37,504,867	6/11/09	(391,548)
77	Long Gilt Bond	13,536,420	13,733,361	6/26/09	196,941
338	U.S. Treasury 10 yr Notes	41,132,559	40,876,875	6/19/09	(255,684)
		$124,084,236			$ (775,281)

Statement of net assets
Delaware Diversified Income Fund

Swap Contracts3
Credit Default Swap Contracts
		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
Barclays
Hartford Financial 5 yr CDS	$550,000	5.00%	6/20/14	$(18,650)
Macy’s 10 yr CDS	4,900,000	5.00%	6/20/19	(931,478)
Citigroup Global Markets
Hartford Financial 5 yr CDS	410,000	5.00%	6/20/14	(2,772)
JPMorgan Chase
Donnelly (R.R.) 5 yr CDS	17,900,000	5.00%	6/20/14	(1,577,881)
	$23,760,000			$(2,530,781)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above and on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Interest	$113,959,738
Dividends	1,092,964
Securites lending income	1,489,615	$116,542,317

Expenses:
Distribution expenses – Class A	3,638,763
Distribution expenses – Class B	243,781
Distribution expenses – Class C	3,860,728
Distribution expenses – Class R	296,624
Management fees	8,007,781
Dividend disbursing and transfer agent fees and expenses	2,857,023
Accounting and administration expenses	689,559
Legal fees	282,666
Reports and statements to shareholders	249,674
Registration fees	180,354
Custodian fees	131,141
Trustees’ fees	128,404
Audit and tax	93,324
Insurance fees	52,183
Consulting fees	27,177
Pricing fees	27,051
Trustees’ expenses	9,996
Dues and services	8,500	20,784,729
Less waived distribution expenses – Class A		(606,425)
Less waived distribution expenses – Class R		(49,432)
Total operating expenses		20,128,872
Net Investment Income		96,413,445

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized loss on:
Investments	$ (61,649,306)
Futures contracts	(3,948,402)
Swap contracts	(554,024)
Foreign currencies	(16,997,331)
Net realized loss	(83,149,063)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	290,382,852
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	207,233,789

Net Increase in Net Assets Resulting from Operations	$303,647,234

See accompanying notes

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,413,445	$145,577,700
Net realized loss on investments and
foreign currencies	(83,149,063)	(12,559,186)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	290,382,852	(444,026,941)
Net increase (decrease) in net assets resulting
from operations	303,647,234	(311,008,427)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(99,083,770)	(120,608,177)
Class B	(1,836,244)	(2,719,905)
Class C	(28,310,053)	(29,691,342)
Class R	(3,936,563)	(4,670,156)
Institutional Class	(3,964,614)	(3,600,015)

Net realized gain on investments:
Class A	—	(17,545,595)
Class B	—	(531,628)
Class C	—	(4,853,137)
Class R	—	(727,050)
Institutional Class	—	(376,329)
	(137,131,244)	(185,323,334)

Capital Share Transactions:
Proceeds from shares sold:
Class A	645,788,174	1,514,064,298
Class B	1,265,375	10,319,398
Class C	209,212,443	435,093,939
Class R	28,905,916	66,135,474
Institutional Class	43,245,460	85,662,363

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$85,474,848	$121,049,936
Class B	1,451,631	2,579,545
Class C	22,953,722	28,472,708
Class R	3,928,918	5,357,111
Institutional Class	3,817,071	3,747,812
	1,046,043,558	2,272,482,584

Cost of shares repurchased:
Class A	(566,864,075)	(713,899,986)
Class B	(7,994,607)	(13,157,693)
Class C	(106,119,611)	(129,272,411)
Class R	(30,110,439)	(36,072,237)
Institutional Class	(26,094,138)	(32,382,994)
	(737,182,870)	(924,785,321)
Increase in net assets derived from
capital share transactions	308,860,688	1,347,697,263
Net Increase in Net Assets	475,376,678	851,365,502

Net Assets:
Beginning of period	3,311,141,121	2,459,775,619
End of period (including undistributed (distributions in
excess of) net investment income of $(2,353,930)
and $46,846,639, respectively.)	$3,786,517,799	$3,311,141,121

See accompanying notes

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$7.740	$8.930	$8.690	$8.540	$8.930	$8.590

0.225	0.411	0.391	0.427	0.328	0.377
0.468	(1.053)	0.307	0.175	(0.229)	0.450
0.693	(0.642)	0.698	0.602	0.099	0.827

(0.323)	(0.467)	(0.458)	(0.420)	(0.389)	(0.434)
—	(0.081)	—	—	(0.092)	(0.053)
—	—	—	(0.032)	(0.008)	—
(0.323)	(0.548)	(0.458)	(0.452)	(0.489)	(0.487)

$8.110	$7.740	$8.930	$8.690	$8.540	$8.930

8.86%	(7.69% )	8.22%	7.27%	1.04%	9.92%

$2,642,905	$2,361,034	$1,795,553	$960,616	$708,433	$294,033
0.99%	0.97%	0.99%	1.00%	1.00%	1.02%

1.04%	1.02%	1.05%	1.13%	1.14%	1.19%
5.77%	4.75%	4.43%	5.01%	3.72%	4.33%

5.72%	4.70%	4.37%	4.88%	3.58%	4.16%
211%	251%	277%	296%	417%	452%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$7.730	$8.920	$8.680	$8.540	$8.920	$8.590

0.196	0.346	0.325	0.362	0.262	0.312
0.468	(1.053)	0.307	0.166	(0.219)	0.440
0.664	(0.707)	0.632	0.528	0.043	0.752

(0.294)	(0.402)	(0.392)	(0.356)	(0.323)	(0.369)
—	(0.081)	—	—	(0.092)	(0.053)
—	—	—	(0.032)	(0.008)	—
(0.294)	(0.483)	(0.392)	(0.388)	(0.423)	(0.422)

$8.100	$7.730	$8.920	$8.680	$8.540	$8.920

8.47%	(8.39% )	7.43%	6.35%	0.30%	9.10%

$47,486	$50,501	$58,799	$56,570	$53,626	$43,335
1.74%	1.72%	1.74%	1.75%	1.75%	1.77%

1.74%	1.72%	1.75%	1.83%	1.84%	1.89%
5.02%	4.00%	3.68%	4.26%	2.97%	3.58%

5.02%	4.00%	3.67%	4.18%	2.88%	3.46%
211%	251%	277%	296%	417%	452%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$7.740	$8.930	$8.690	$8.540	$8.930	$8.590

0.196	0.346	0.326	0.363	0.263	0.312
0.468	(1.054)	0.306	0.175	(0.230)	0.450
0.664	(0.708)	0.632	0.538	0.033	0.762

(0.294)	(0.401)	(0.392)	(0.356)	(0.323)	(0.369)
—	(0.081)	—	—	(0.092)	(0.053)
—	—	—	(0.032)	(0.008)	—
(0.294)	(0.482)	(0.392)	(0.388)	(0.423)	(0.422)

$8.110	$7.740	$8.930	$8.690	$8.540	$8.930

8.46%	(8.39% )	7.42%	6.47%	0.29%	9.11%

$881,206	$717,511	$489,431	$264,265	$218,077	$109,911
1.74%	1.72%	1.74%	1.75%	1.75%	1.77%

1.74%	1.72%	1.75%	1.83%	1.84%	1.89%
5.02%	4.00%	3.68%	4.26%	2.97%	3.58%

5.02%	4.00%	3.67%	4.18%	2.88%	3.46%
211%	251%	277%	296%	417%	452%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$7.730	$8.930	$8.690	$8.540	$8.930	$8.590

0.216	0.390	0.369	0.406	0.301	0.347
0.477	(1.064)	0.307	0.174	(0.231)	0.450
0.693	(0.674)	0.676	0.580	0.070	0.797

(0.313)	(0.445)	(0.436)	(0.398)	(0.360)	(0.404)
—	(0.081)	—	—	(0.092)	(0.053)
—	—	—	(0.032)	(0.008)	—
(0.313)	(0.526)	(0.436)	(0.430)	(0.460)	(0.457)

$8.110	$7.730	$8.930	$8.690	$8.540	$8.930

8.72%	(8.04% )	7.95%	7.00%	0.71%	9.55%

$103,606	$96,238	$75,112	$43,247	$22,661	$5,557
1.24%	1.22%	1.24%	1.25%	1.31%	1.37%

1.34%	1.32%	1.35%	1.43%	1.44%	1.49%
5.52%	4.50%	4.18%	4.76%	3.41%	3.98%

5.42%	4.40%	4.07%	4.58%	3.28%	3.86%
211%	251%	277%	296%	417%	452%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$7.740	$8.940	$8.700	$8.550	$8.930	$8.600

0.235	0.433	0.413	0.449	0.350	0.399
0.478	(1.064)	0.307	0.173	(0.218)	0.439
0.713	(0.631)	0.720	0.622	0.132	0.838

(0.333)	(0.488)	(0.480)	(0.440)	(0.412)	(0.455)
—	(0.081)	—	—	(0.092)	(0.053)
—	—	—	(0.032)	(0.008)	—
(0.333)	(0.569)	(0.480)	(0.472)	(0.512)	(0.508)

$8.120	$7.740	$8.940	$8.700	$8.550	$8.930

8.98%	(7.57% )	8.48%	7.52%	1.41%	10.05%

$111,315	$85,857	$40,881	$40,813	$13,270	$6,194
0.74%	0.72%	0.74%	0.75%	0.75%	0.77%

0.74%	0.72%	0.75%	0.83%	0.84%	0.89%
6.02%	5.00%	4.68%	5.26%	3.97%	4.58%

6.02%	5.00%	4.67%	5.18%	3.88%	4.46%
211%	251%	277%	296%	417%	452%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2009 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended April 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

From November 1, 2008 through March 30, 2009, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) did not exceed 0.75% of the Fund’s average daily net assets. This waiver was discontinued on March 31, 2009.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six-months ended April 30, 2009, the Fund was charged $86,195 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2010 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$1,394,497
Dividend disbursing, transfer agent and fund accounting oversight fees and other expenses payable to DSC	488,322
Distribution fees payable to DDLP	1,305,311
Other expenses payable to DMC and affiliates*	95,235

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2009, the Fund was charged $182,404 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2009, DDLP earned $283,647 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2009, DDLP received gross CDSC commissions of $22,166, $63,120 and $97,123 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2009, the Fund made purchases of $2,875,472,802 and sales of $2,670,307,606 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2009, the Fund made purchases of $596,367,683 and sales of $727,762,812 of long-term U.S. government securities.

At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments was $4,171,060,103. At April 30, 2009, the net unrealized depreciation was $124,125,292, of which $105,034,377 related to unrealized appreciation of investments and $229,159,669 related to unrealized depreciation of investments.

Effective November 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

	Securities	Derivatives
Level 1	$404,916,867	$—
Level 2	3,604,924,459	(2,838,288)
Level 3	37,093,485	—
Total	$4,046,934,811	$(2,838,288)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$41,607,400
Realized loss	(5,215,840)
Net change in unrealized appreciation/depreciation	4,956,285
Net purchases, sales, and settlements	(4,254,360)
Net transfers in and/or out of Level 3	—
Balance as of 4/30/09	$37,093,485

Net change in unrealized appreciation/depreciation from
investments still held as of 4/30/09	$759,429

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transaction and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/09*	10/31/08
Ordinary income	$137,131,244	$182,781,004
Long-term capital gain	—	2,542,330
Total	$137,131,244	$185,323,334

*Tax information for the period ended April 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Diversified Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$4,055,862,580
Distribution payable	(4,075,049)
Realized losses (11/1/08 – 4/30/09)	(68,508,400)
Other temporary differences	(394,574)
Capital loss carryforwards as of 10/31/08	(72,207,310)
Unrealized appreciation of investments,
swap contracts and foreign currencies	(124,159,448)
Net assets	$3,786,517,799

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on financial futures contract, mark-to-market on foreign currency contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns gains (losses) of mortgage- and asset-backed securities, CDS contracts and foreign futures contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of investment income	$(8,482,770)
Accumulated net realized gain (loss)	20,531,943
Paid-in capital	(12,049,173)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $72,207,310 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2016.

For the six months ended April 30, 2009, the Fund had capital loss of $68,508,400, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
Shares sold:
Class A	81,896,851	173,732,843
Class B	160,972	1,183,149
Class C	26,502,501	49,872,477
Class R	3,670,581	7,604,203
Institutional Class	5,459,008	9,825,726

Shares issued upon reinvestment of dividends and distributions:
Class A	10,858,633	13,973,771
Class B	184,680	297,242
Class C	2,915,677	3,287,739
Class R	499,139	618,389
Institutional Class	484,159	434,391
	132,632,201	260,829,930

Shares repurchased:
Class A	(72,077,558)	(83,582,443)
Class B	(1,018,066)	(1,534,479)
Class C	(13,501,454)	(15,229,062)
Class R	(3,833,135)	(4,190,832)
Institutional Class	(3,318,161)	(3,747,363)
	(93,748,374)	(108,284,179)
Net increase	38,883,827	152,545,751

For the six months ended April 30, 2009 and the year ended October 31, 2008, 135,830 Class B shares were converted to 135,563 Class A shares valued at $1,068,047 and 230,663 Class B shares were converted to 230,319 Class A shares valued at $2,003,778, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Diversified Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement, expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Fund had no amounts outstanding as of April 30, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the six months ended April 30, 2009, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the six months ended April 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	435,217	$373,221
Options written	97,940	88,799
Options expired	(507,460)	(444,047)
Options terminated in closing purchase transactions	(25,697)	(17,973)
Options outstanding at April 30, 2009	—	$—

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a

Notes to financial statements
Delaware Diversified Income Fund

11. Swap Contracts (continued)

fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the

Notes to financial statements
Delaware Diversified Income Fund

12. Securities Lending (continued)

securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of the securities on loan was $192,072,107, for which the Fund received collateral, comprised of securities collateral valued at $238,769, and cash collateral of $196,165,492. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invests up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware U.S. Growth Fund

April 30, 2009

Growth equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	7

Statements of changes in net assets	8

Financial highlights	10

Notes to financial statements	20

About the organization	30

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2008 to April 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 to April 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	11/1/08	4/30/09	Expense Ratio	11/1/08 to 4/30/09*
Actual Fund return
Class A	$1,000.00	$995.70	1.00%	$4.95
Class B	1,000.00	992.80	1.75%	8.65
Class C	1,000.00	992.20	1.75%	8.64
Class R	1,000.00	994.60	1.25%	6.18
Institutional Class	1,000.00	997.80	0.75%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.84	1.00%	$5.01
Class B	1,000.00	1,016.12	1.75%	8.75
Class C	1,000.00	1,016.12	1.75%	8.75
Class R	1,000.00	1,018.60	1.25%	6.26
Institutional Class	1,000.00	1,021.08	0.75%	3.76

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware U.S. Growth Fund	As of April 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	99.63%
Basic Industry/Capital Goods	5.64%
Business Services	20.26%
Consumer Non-Durables	9.18%
Consumer Services	2.48%
Energy	3.04%
Financials	10.58%
Health Care	21.18%
Technology	27.27%
Securities Lending Collateral	8.95%
Total Value of Securities	108.58%
Obligation to Return Securities Lending Collateral	(9.29%)
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
QUALCOMM	5.36%
Visa Class A	5.17%
Google Class A	4.66%
IntercontinentalExchange	4.44%
Apple	4.33%
Allergan	4.05%
Walgreen	3.70%
UnitedHealth Group	3.66%
MasterCard Class A	3.65%
VeriSign	3.58%

3

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 99.63%²
Basic Industry/Capital Goods – 5.64%
*	Praxair	235,000	$17,533,350
*	Syngenta ADR	320,000	13,648,000
			31,181,350
Business Services – 20.26%
	Expeditors International Washington	550,000	19,090,500
*†	Google Class A	65,000	25,738,050
*	MasterCard Class A	110,000	20,179,500
*	United Parcel Service Class B	350,000	18,319,000
*	Visa Class A	440,000	28,582,400
			111,909,450
Consumer Non-Durables – 9.18%
*	NIKE Class B	245,000	12,855,150
	Procter & Gamble	370,000	18,292,800
*	Staples	950,000	19,589,000
			50,736,950
Consumer Services – 2.48%
	Weight Watchers International	550,000	13,684,000
			13,684,000
Energy – 3.04%
	EOG Resources	265,000	16,822,200
			16,822,200
Financials – 10.58%
	Bank of New York Mellon	680,000	17,326,400
	CME Group	75,000	16,601,250
†	IntercontinentalExchange	280,000	24,528,000
			58,455,650
Health Care – 21.18%
	Allergan	480,000	22,396,800
*†	Gilead Sciences	326,500	14,953,700
*†	Intuitive Surgical	35,900	5,159,907
†	Medco Health Solutions	450,000	19,597,500
	Novo Nordisk ADR	300,000	14,253,000
	UnitedHealth Group	860,000	20,227,200
*	Walgreen	650,000	20,429,500
			117,017,607
Technology – 27.27%
†	Adobe Systems	426,500	11,664,775
†	Apple	190,000	23,907,700
†	Crown Castle International	780,000	19,125,600

4

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Intuit	840,000	$19,429,200
QUALCOMM	700,000	29,624,000
*† Symantec	750,000	12,937,500
† Teradata	850,000	14,212,000
*† VeriSign	960,000	19,756,800
		150,657,575
Total Common Stock (cost $647,007,325)		550,464,782

Total Value of Securities Before Securities
Lending Collateral – 99.63% (cost $647,007,325)		550,464,782

Securities Lending Collateral** – 8.95%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,510,956	25,510,956
BNY Mellon SL DBT II Liquidating Fund	24,791,470	23,962,639
†Mellon Reinvestment Trust II	1,028,851	103
Total Securities Lending Collateral (cost $51,331,277)		49,473,698

Total Value of Securities – 108.58%
(cost $698,338,602)		599,938,480	©
Obligation to Return Securities
Lending Collateral** – (9.29%)		(51,331,277)
Receivables and Other Assets
Net of Liabilities – 0.71%		3,897,626
Net Assets Applicable to 56,919,163
Shares Outstanding – 100.00%		$552,504,829

5

Statement of net assets
Delaware U.S. Growth Fund

Net Asset Value – Delaware U.S. Growth Fund
Class A ($119,584,626 / 12,773,541 Shares)	$9.36
Net Asset Value – Delaware U.S. Growth Fund
Class B ($6,404,969 / 774,792 Shares)	$8.27
Net Asset Value – Delaware U.S. Growth Fund
Class C ($12,390,106 / 1,382,926 Shares)	$8.96
Net Asset Value – Delaware U.S. Growth Fund
Class R ($2,802,383 / 303,481 Shares)	$9.23
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($411,322,745 / 41,684,423 Shares)	$9.87

Components of Net Assets at April 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$852,581,007
Undistributed net investment income	392,344
Accumulated net realized loss on investments	(202,068,400)
Net unrealized depreciation of investments	(98,400,122)
Total net assets	$552,504,829

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $49,879,980 of securities loaned.

ADR – American Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$9.36
Sales charges (5.75% of offering price) (B)	0.57
Offering price	$9.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

6

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$3,388,907
Interest	11,638
Securities lending income	175,208
Foreign tax withheld	(40,347)	$3,535,406

Expenses:
Management fees	1,806,188
Dividend disbursing and transfer agent fees and expenses	787,226
Distribution expenses – Class A	163,737
Distribution expenses – Class B	32,466
Distribution expenses – Class C	60,579
Distribution expenses – Class R	6,689
Accounting and administration expenses	112,155
Registration fees	77,218
Reports and statements to shareholders	73,231
Legal fees	50,186
Audit and tax	32,119
Trustees’ fees	21,567
Custodian fees	17,709
Insurance fees	9,745
Consulting fees	4,769
Taxes (other than taxes on income)	4,580
Dues and services	2,332
Pricing fees	1,569
Trustees’ expenses	1,534	3,265,599
Less fees waived		(890,120)
Less waived distribution expenses – Class A		(27,289)
Less waived distribution expenses – Class R		(1,115)
Total operating expenses		2,347,075
Net Investment Income		1,188,331

Net Realized and Unrealized Gain (Loss) on Investments:
Net loss on investments		(143,756,125)
Net change in unrealized appreciation/depreciation of investments		128,157,449
Net Realized and Unrealized Loss on Investments		(15,598,676)

Net Decrease in Net Assets Resulting from Operations		$(14,410,345)

See accompanying notes

7

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,188,331	$68,049
Net realized loss on investments and foreign currencies	(143,756,125)	(16,456,157)
Net change in unrealized appreciation/depreciation
of investments	128,157,449	(393,620,249)
Net decrease in net assets resulting
from operations	(14,410,345)	(410,008,357)

Dividends and Distributions to shareholders from:
Net investment income:
Institutional Class	(876,059)	—
	(876,059)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,440,639	74,076,518
Class B	72,922	1,106,728
Class C	1,299,025	3,748,776
Class R	944,233	2,406,833
Institutional Class	59,950,384	303,684,645

Net asset value of shares issued upon reinvestment
of dividends:
Institutional Class	715,737	—

8

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Capital Share Transactions (continued):
Net assets from merger[1]:
Class A	$—	$6,428,875
Class B	—	999,006
Class C	—	3,379,459
Institutional Class	—	27,628,527
	80,422,940	423,459,367

Cost of shares repurchased:
Class A	(24,339,959)	(59,634,096)
Class B	(1,785,149)	(6,421,861)
Class C	(3,132,821)	(6,613,147)
Class R	(243,333)	(699,582)
Institutional Class	(178,446,475)	(155,156,872)
	(207,947,737)	(228,525,558)
Increase (decrease) in net assets derived from capital
share transactions	(127,524,797)	194,933,809
Net Decrease in Net Assets	(142,811,201)	(215,074,548)

Net Assets:
Beginning of period	695,316,030	910,390,578
End of period (including undistributed net investment
income of $392,344 and $80,072, respectively)	$552,504,829	$695,316,030

1 See Note 8 in “Notes to financial statements.”

See accompanying notes

9

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

10

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07		10/31/06		10/31/05		10/31/04
(Unaudited)
$9.380	$15.760	$13.110		$12.700		$10.620		$10.840

0.012	(0.019)	(0.036)		(0.043)		(0.020)		(0.064)
(0.032)	(6.361)	2.686		0.453		2.100		(0.156)
(0.020)	(6.380)	2.650		0.410		2.080		(0.220)

$9.360	$9.380	$15.760		$13.110		$12.700		$10.620

(0.21% )	(40.49% )	20.21%		3.23%		19.59%		(2.03%	)

$119,585	$127,819	$193,287		$109,854		$38,566		$38,339
1.00%	1.01%	1.05%		1.05%		1.15%		1.40%

1.37%	1.18%	1.18%		1.22%		1.46%		2.15%
0.26%	(0.15% )	(0.26%	)	(0.34%	)	(0.17%	)	(0.59%	)

(0.11% )	(0.32% )	(0.39%	)	(0.51%	)	(0.48%	)	(1.34%	)
45%	35%	30%		25%		65%		158%

11

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Six Months Ended		Year Ended
4/30/09[1]		10/31/08	10/31/07		10/31/06		10/31/05		10/31/04
(Unaudited)
$8.310		$14.070	$11.790		$11.500		$9.690		$9.950

(0.015)		(0.106)	(0.121)		(0.123)		(0.091)		(0.132)
(0.025)		(5.654)	2.401		0.413		1.901		(0.128)
(0.040)		(5.760)	2.280		0.290		1.810		(0.260)

$8.270		$8.310	$14.070		$11.790		$11.500		$9.690

(0.48%	)	(40.94% )	19.34%		2.52%		18.68%		(2.61%	)

$6,405		$8,352	$19,350		$22,563		$28,431		$30,686
1.75%		1.76%	1.76%		1.75%		1.85%		2.10%

2.07%		1.88%	1.84%		1.87%		2.11%		2.80%
(0.49%	)	(0.90% )	(0.97%	)	(1.04%	)	(0.87%	)	(1.29%	)

(0.81%	)	(1.02% )	(1.05%	)	(1.16%	)	(1.13%	)	(1.99%	)
45%		35%	30%		25%		65%		158%

13

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended		Year Ended
4/30/09[1]		10/31/08	10/31/07		10/31/06		10/31/05		10/31/04
(Unaudited)
$9.010		$15.250	$12.780		$12.460		$10.500		$10.790

(0.018)		(0.115)	(0.131)		(0.131)		(0.099)		(0.140)
(0.032)		(6.125)	2.601		0.451		2.059		(0.150)
(0.050)		(6.240)	2.470		0.320		1.960		(0.290)

$8.960		$9.010	$15.250		$12.780		$12.460		$10.500

(0.55%	)	(40.92% )	19.33%		2.57%		18.67%		(2.69%	)

$12,390		$14,536	$24,406		$22,641		$9,327		$8,387
1.75%		1.76%	1.76%		1.75%		1.85%		2.10%

2.07%		1.88%	1.84%		1.87%		2.11%		2.80%
(0.49%	)	(0.90% )	(0.97%	)	(1.04%	)	(0.87%	)	(1.29%	)

(0.81%	)	(1.02% )	(1.05%	)	(1.16%	)	(1.13%	)	(1.99%	)
45%		35%	30%		25%		65%		158%

15

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and the distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07		10/31/06		10/31/05		10/31/04
(Unaudited)
$9.260	$15.600	$13.000		$12.620		$10.590		$10.830

0.001	(0.050)	(0.065)		(0.070)		(0.051)		(0.097)
(0.031)	(6.290)	2.665		0.450		2.081		(0.143)
(0.030)	(6.340)	2.600		0.380		2.030		(0.240)

$9.230	$9.260	$15.600		$13.000		$12.620		$10.590

(0.32% )	(40.64% )	20.00%		3.01%		19.17%		(2.22%	)

$2,802	$2,055	$1,529		$669		$354		$245
1.25%	1.26%	1.26%		1.25%		1.42%		1.70%

1.67%	1.48%	1.44%		1.47%		1.71%		2.40%
0.01%	(0.40% )	(0.47%	)	(0.54%	)	(0.44%	)	(0.89%	)

(0.41% )	(0.62% )	(0.65%	)	(0.76%	)	(0.73%	)	(1.59%	)
45%	35%	30%		25%		65%		158%

17

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07		10/31/06		10/31/05		10/31/04
(Unaudited)
$9.890	$16.580	$13.750		$13.280		$11.080		$11.270

0.022	0.014	0.005		(0.005)		0.015		(0.031)
(0.025)	(6.704)	2.825		0.475		2.185		(0.159)
(0.003)	(6.690)	2.830		0.470		2.200		(0.190)

(0.017)	—	—		—		—		—
(0.017)	—	—		—		—		—

$9.870	$9.890	$16.580		$13.750		$13.280		$11.080

(0.22% )	(40.35% )	20.58%		3.54%		19.86%		(1.69%	)

$411,323	$542,554	$671,819		$569,335		$274,424		$2,666
0.75%	0.76%	0.76%		0.75%		0.85%		1.10%

1.07%	0.88%	0.84%		0.87%		1.11%		1.80%
0.51%	0.10%	0.03%		(0.04%	)	0.13%		(0.29%	)

0.19%	(0.02% )	(0.05%	)	(0.16%	)	(0.13%	)	(0.99%	)
45%	35%	30%		25%		65%		158%

19

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2009 (Unaudited)

Delaware Group Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

21

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financials reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $48,369 for the six months ended April 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse expenses in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.75% of the Fund’s average daily net assets from March 1, 2009 until such time as the waiver is discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply only to expenses paid directly by the Fund. Prior to March 1, 2009, DMC had contractually agreed to waive its management fee to the extent necessary to ensure that total annual operating expenses do not exceed 0.75% of the Fund’s average daily net assets.

22

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2009, the Fund was charged $14,019 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees from March 1, 2009 through February 28, 2010 to no more than 0.25% and 0.50%, respectively of the classes’ average daily net assets.

At April 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$172,233
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	117,418
Distribution fees payable to DDLP	40,311
Other expenses payable to DMC and affiliates*	17,536

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2009, the Fund was charged $28,635 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2009, DDLP earned $4,208 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2009, DDLP received gross CDSC commissions of $87, $3,032 and $581 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

23

Notes to financial statements
Delaware U.S. Growth Fund

3. Investments

For the six months ended April 30, 2009, the Fund made purchases of $125,356,133 and sales of $248,586,429 of investment securities other than short-term investments.

At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments was $707,629,610. At April 30, 2009, net unrealized depreciation was $107,691,130 of which $13,651,516 related to unrealized appreciation of investments and $121,342,646 related to unrealized depreciation of investments.

Effective November 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

Securities
Level 1	$550,464,782
Level 2	49,473,595
Level 3	103
Total	$599,938,480

24

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$55,558
Net change in unrealized appreciation/depreciation	(55,455)
Balance as of 4/30/09	$103

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(55,455)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended October 31, 2008. The tax character of dividends paid during the six months ended April 30, 2009 was as follows:

Six Months
Ended
4/30/09*
Ordinary income	$876,059

*Tax information for the period ended April 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$852,581,007
Undistributed ordinary income	392,344
Capital loss carryforwards as of 10/31/08	(51,904,413)
Realized losses (11/1/08 - 4/30/09)	(140,872,979)
Unrealized depreciation of investments	(107,691,130)
Net assets	$552,504,829

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire

25

Notes to financial statements
Delaware U.S. Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, $19,213,751 expires in 2014 and $10,733,056 expires in 2016.

For the six months ended April 30, 2009, the Fund had capital losses of $140,872,979 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
Shares sold:
Class A	2,102,855	5,513,620
Class B	9,868	88,057
Class C	162,326	279,170
Class R	111,646	179,983
Institutional Class	6,856,025	24,472,286

Shares issued upon reinvestment of dividends:
Institutional Class	77,797	—

Shares issued from merger*:
Class A	—	475,861
Class B	—	82,974
Class C	—	258,962
Institutional Class	—	1,942,121
	9,320,517	33,293,034
Shares repurchased:
Class A	(2,957,362)	(4,625,690)
Class B	(239,987)	(541,093)
Class C	(392,825)	(524,742)
Class R	(30,029)	(56,119)
Institutional Class	(20,085,592)	(12,096,278)
	(23,705,795)	(17,843,922)
Net increase (decrease)	(14,385,278)	15,449,112

*See Note 8.

For the six months ended April 30, 2009 and the year ended October 31, 2008, 138,561 Class B shares were converted to 122,581 Class A shares valued at $1,041,629 and 248,967 Class B shares were converted to 221,364 Class A shares valued at $3,008,169, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

26

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of April 30, 2009 or at any time during the period then ended.

8. Fund Merger

Effective February 8, 2008, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Large Cap Growth Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of the Acquired Fund as of the close of business on February 8, 2008, were as follows:

Net assets	$38,435,867
Net unrealized appreciation	1,975,501
Accumulated net realized loss	(240,374)

The net assets of the Fund prior to the Reorganization were $824,262,280. The combined net assets after the reorganization were $862,698,147.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the

27

Notes to financial statements
Delaware U.S. Growth Fund

9. Securities Lending (continued)

applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of the securities on loan was $49,879,980, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

28

10. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At April 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

29

About the organization

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees
Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

30

Affiliated officers	Contact information
David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

31

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 24, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 24, 2009